Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 12.1%
Security	Principal Amount (000's omitted)	Value
ACHM Mortgage Trust, Series 2024-HE1, Class B, 7.26%, 5/25/39(1)	$749	$ 773,979
ACM Auto Trust, Series 2025-1A, Class B, 7.87%, 11/20/31(1)	1,000	1,021,400
AIMCO CLO 11 Ltd., Series 2020-11A, Class D1R2, 7.272%, (3 mo. SOFR + 2.95%), 7/17/37(1)(2)	4,000	4,016,412
Allegany Park CLO Ltd., Series 2019-1A, Class ER, 10.726%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	1,004,286
AMSR Trust:
Series 2021-SFR1, Class G, 4.612%, 6/17/38(1)	2,250	2,129,093
Series 2022-SFR1, Class G, 5.00%, 3/17/39(1)	14,000	13,676,125
ARES LXI CLO Ltd., Series 2021-61A, Class ER, 11.166%, (3 mo. SOFR + 6.84%), 4/20/37(1)(2)	3,350	3,359,973
Babson CLO Ltd.:
Series 2018-1A, Class D, 10.079%, (3 mo. SOFR + 5.762%), 4/15/31(1)(2)	5,000	4,969,300
Series 2022-4A, Class D1R, 7.576%, (3 mo. SOFR + 3.25%), 10/20/37(1)(2)	5,000	5,024,545
Series 2024-3A, Class E, 10.226%, (3 mo. SOFR + 5.90%), 7/20/37(1)(2)	2,000	2,020,862
Ballyrock CLO 14 Ltd., Series 2020-14A, Class C2R, 8.576%, (3 mo. SOFR + 4.25%), 7/20/37(1)(2)	2,500	2,521,140
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 7.168%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	7,000	7,014,616
Series 2021-1A, Class ER, 9.568%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	2,000	1,963,404
Ballyrock CLO 16 Ltd.:
Series 2021-16A, Class C1R, 7.076%, (3 mo. SOFR + 2.75%), 4/20/38(1)(2)	3,000	2,953,089
Series 2021-16A, Class DR, 9.476%, (3 mo. SOFR + 5.15%), 4/20/38(1)(2)	3,000	2,960,844
Ballyrock CLO 18 Ltd., Series 2021-18A, Class DR, 10.068%, (3 mo. SOFR + 5.75%), 4/15/38(1)(2)	2,000	1,974,950
Barings CLO Ltd.:
Series 2025-1A, Class D2, 7.976%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	3,000	3,013,137
Series 2025-1A, Class E, 8.926%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	4,000	3,977,588
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.676%, (3 mo. SOFR + 4.35%), 3/13/37(1)(2)	5,000	5,043,465
Battalion CLO XXII Ltd., Series 2021-22A, Class D, 7.937%, (3 mo. SOFR + 3.612%), 1/20/35(1)(2)	2,000	1,893,384
Battalion CLO XXIX Ltd., Series 2025-29A, Class D1, 7.581%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	5,000	5,031,915
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 10.268%, (3 mo. SOFR + 5.95%), 7/15/37(1)(2)	1,375	1,389,182
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 7.068%, (3 mo. SOFR + 2.75%), 7/25/38(1)(2)	$5,000	$ 5,012,655
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.187%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,000	4,929,200
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 7.368%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	3,000	3,015,006
Benefit Street Partners CLO XVI Ltd.:
Series 2018-16A, Class D1R2, 7.022%, (3 mo. SOFR + 2.70%), 1/17/38(1)(2)	2,000	2,006,938
Series 2018-16A, Class D2R2, 8.322%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,500	2,514,390
Benefit Street Partners CLO XXII Ltd.:
Series 2020-22A, Class DRR, 7.076%, (3 mo. SOFR + 2.75%), 4/20/35(1)(2)	2,000	2,002,238
Series 2020-22A, Class ERR, 9.225%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	2,000	2,005,214
Betony CLO 2 Ltd., Series 2018-1A, Class D, 10.222%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	3,000	2,952,528
Birch Grove CLO 14 Ltd., Series 2025-14A, Class D1, 7.83%, (3 mo. SOFR + 3.50%), 7/22/37(1)(2)	5,000	5,011,940
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 8.576%, (3 mo. SOFR + 4.25%), 10/20/37(1)(2)	1,500	1,508,591
BlueMountain CLO Ltd.:
Series 2015-3A, Class A1R, 5.587%, (3 mo. SOFR + 1.262%), 4/20/31(1)(2)	1,417	1,417,462
Series 2015-3A, Class DR, 9.987%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	2,000	1,870,508
Series 2016-3A, Class ER, 10.538%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,000	973,989
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, 8.087%, (3 mo. SOFR + 3.762%), 10/20/34(1)(2)	3,500	3,506,570
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 11.018%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,971,144
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.876%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	999,117
Bridge Trust:
Series 2022-SFR1, Class E2, 6.30%, 11/17/37(1)	14,428	14,386,439
Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	2,915	2,744,768
Series 2024-SFR1, Class E2, 5.50%, 8/17/40(1)	1,000	954,971
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.926%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	3,000	3,024,615

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 7.117%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	$5,250	$ 5,249,134
Series 2023-20A, Class DR, 7.725%, (3 mo. SOFR + 3.40%), 4/15/38(1)(2)	5,000	5,014,180
Series 2024-22A, Class D, 8.618%, (3 mo. SOFR + 4.30%), 4/15/37(1)(2)	6,000	6,060,162
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	12,400	12,703,589
Canyon Capital CLO Ltd.:
Series 2016-1A, Class ER, 10.329%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,977,736
Series 2016-2A, Class ER, 10.579%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	1,000	989,686
Series 2017-1A, Class E, 10.829%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	2,000	2,000,516
Series 2018-1A, Class E, 10.329%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,000	2,005,230
Series 2022-1A, Class D, 7.518%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,902,898
Carlyle C17 CLO Ltd., Series C17A, Class DR, 10.572%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,000	2,985,099
Carlyle U.S. CLO Ltd.:
Series 2019-3A, Class DRR, 11.666%, (3 mo. SOFR + 7.34%), 4/20/37(1)(2)	3,000	3,054,111
Series 2019-4A, Class CR, 7.518%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,756,370
Series 2019-4A, Class DR, 10.918%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,990,110
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.187%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,006,437
CFMT LLC:
Series 2023-HB11, Class M3, 4.00%, 2/25/37(1)(3)	7,600	7,288,237
Series 2023-HB11, Class M4, 4.00%, 2/25/37(1)(3)	2,075	1,954,252
Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(3)	11,000	10,347,900
Series 2024-HB13, Class M3, 3.00%, 5/25/34(1)(3)	1,150	1,075,115
Series 2024-HB13, Class M4, 3.00%, 5/25/34(1)(3)	5,000	4,514,615
Crown City CLO III, Series 2021-1A, Class C, 7.887%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	997,539
Crown Point CLO 10 Ltd., Series 2021-10A, Class E, 11.437%, (3 mo. SOFR + 7.112%), 7/20/34(1)(2)	2,000	2,012,550
Dryden CLO Ltd., Series 2018-55A, Class E, 9.979%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	1,000	988,869
Dryden Senior Loan Fund, Series 2016-42A, Class ERR, 10.818%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	2,000	2,025,606
Security	Principal Amount (000's omitted)	Value
Elmwood CLO 14 Ltd., Series 2022-1A, Class D, 7.476%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	$2,000	$ 2,005,402
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 8.126%, (3 mo. SOFR + 3.80%), 4/20/37(1)(2)	2,000	2,021,214
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.179%, (3 mo. SOFR + 2.85%), 10/18/37(1)(2)	3,000	3,016,353
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 9.526%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	2,000	2,024,352
Elmwood CLO VI Ltd.:
Series 2020-3A, Class D1RR, 7.429%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,300	1,305,350
Series 2020-3A, Class ERR, 10.229%, (3 mo. SOFR + 5.90%), 7/18/37(1)(2)	1,000	996,849
Empower CLO Ltd., Series 2024-1A, Class D1, 8.069%, (3 mo. SOFR + 3.75%), 4/25/37(1)(2)	3,000	3,022,968
Finance of America HECM Buyout, Series 2024-HB1, Class M4, 6.00%, 10/1/34(1)(3)	11,200	10,207,748
FirstKey Homes Trust:
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	19,405	18,919,037
Series 2021-SFR1, Class G, 3.835%, 8/17/38(1)	37,071	36,019,922
Series 2021-SFR2, Class G, 3.406%, 9/17/38(1)	12,501	11,932,588
Series 2021-SFR3, Class G, 3.981%, 12/17/38(1)	9,268	8,821,823
Flatiron CLO 28 Ltd., Series 2024-1A, Class D1, 7.318%, (3 mo. SOFR + 3.00%), 7/15/36(1)(2)	4,000	4,014,028
FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	6,250	6,318,685
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	37,000	37,276,242
Galaxy 31 CLO Ltd., Series 2023-31A, Class DR, 7.511%, (1 mo. SOFR + 3.20%), 7/15/38(1)(2)	2,300	2,302,859
Galaxy 33 CLO Ltd.:
Series 2024-33A, Class D1, 7.876%, (3 mo. SOFR + 3.55%), 4/20/37(1)(2)	2,000	2,007,380
Series 2024-33A, Class E, 10.976%, (3 mo. SOFR + 6.65%), 4/20/37(1)(2)	2,300	2,318,568
Galaxy 34 CLO Ltd., Series 2024-34A, Class E, 10.226%, (3 mo. SOFR + 5.90%), 10/20/37(1)(2)	3,000	3,028,428
Galaxy XXI CLO Ltd.:
Series 2015-21A, Class DR, 7.237%, (1 mo. SOFR + 2.912%), 4/20/31(1)(2)	5,000	5,023,685
Series 2015-21A, Class ER, 9.837%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	4,000	4,014,340
Goddard Funding LLC, Series 2022-1A, Class A2, 6.864%, 10/30/52(1)	6,843	6,896,045
Golub Capital Partners ABS Funding, Series 2024-2A, Class B, 7.19%, 7/25/34(1)	5,000	4,949,260

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.426%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	$2,000	$ 2,013,652
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class DR, 6.726%, (3 mo. SOFR + 2.40%), 7/20/34(1)(2)	2,000	1,977,020
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.319%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	3,500	3,526,590
Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class E, 10.419%, (3 mo. SOFR + 6.10%), 7/25/37(1)(2)	2,000	2,023,092
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class D, 8.072%, (3 mo. SOFR + 3.762%), 1/30/35(1)(2)	3,500	3,516,541
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 7.568%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	3,500	3,512,065
Series 2024-2A, Class E, 11.218%, (3 mo. SOFR + 6.90%), 10/15/37(1)(2)	1,000	1,014,349
Series 2024-3A, Class D1, 7.629%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,004,012
Highbridge Loan Management, Series 3A-2014, Class DR, 11.091%, (3 mo. SOFR + 6.762%), 7/18/29(1)(2)	2,750	2,715,812
Home Partners of America Trust:
Series 2021-2, Class F, 3.799%, 12/17/26(1)	28,901	27,841,991
Series 2021-2, Class G, 4.505%, 12/17/26(1)	44,798	43,335,619
HTS Fund II LLC, Series 2025-1, Class B, 6.571%, 6/23/45(1)	1,150	1,150,317
KKR CLO 52 Ltd., Series 2023-52A, Class D1R, 7.486%, (3 mo. SOFR + 3.10%), 7/16/38(1)(2)	5,000	5,038,115
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 7.19%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	78,929	79,133,629
Series 2025-GT1, Class B, 7.89%, (1 mo. SOFR + 3.55%), 5/16/30(1)(2)	13,071	13,107,196
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 7.218%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	3,000	3,009,126
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.918%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,000	1,945,880
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.468%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	2,000	2,004,868
Series 2019-22A, Class DRR, 7.218%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	3,500	3,507,004
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.566%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,007,148
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 10/25/25, 9/25/54(4)	5,843	5,853,858
Security	Principal Amount (000's omitted)	Value
Navigator Aviation Ltd., Series 2024-1, Class B, 6.09%, 8/15/49(1)	$5,140	$ 5,065,624
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class ER3, 11.082%, (3 mo. SOFR + 6.75%), 7/22/38(1)(2)	2,000	2,036,710
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class ER, 11.276%, (3 mo. SOFR + 6.95%), 10/20/38(1)(2)	3,000	3,084,408
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 9.119%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	2,013,996
New Mountain CLO 6 Ltd., Series CLO-6A, Class D2, 8.618%, (3 mo. SOFR + 4.30%), 10/15/37(1)(2)	2,000	2,012,362
New Mountain CLO 7 Ltd., Series CLO-7A, Class D2, 8.134%, (3 mo. SOFR + 3.85%), 3/31/38(1)(2)	2,000	2,008,546
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,825	1,767,942
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	27,571	27,904,229
Oaktree CLO Ltd.:
Series 2019-4A, Class D2RR, 9.026%, (3 mo. SOFR + 4.70%), 7/20/37(1)(2)	3,000	3,012,300
Series 2019-4A, Class ERR, 10.916%, (3 mo. SOFR + 6.59%), 7/20/37(1)(2)	2,500	2,493,680
Series 2025-32A, Class D3, 8.584%, (3 mo. SOFR + 4.25%), 7/15/38(1)(2)	3,000	3,007,416
OCP CLO Ltd., Series 2024-32A, Class D1, 8.069%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	5,000	5,053,360
Octagon 60 Ltd., Series 2022-1A, Class ER, 11.326%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	2,500	2,537,275
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 8.368%, (3 mo. SOFR + 4.05%), 4/15/37(1)(2)	2,000	2,007,700
Orion CLO Ltd.:
Series 2024-4A, Class E, 10.326%, (3 mo. SOFR + 6.00%), 10/20/37(1)(2)	2,000	2,033,964
Series 2025-6A, Class E, 10/20/38(1)(5)	6,000	6,030,000
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	3,734,717
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.083%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,980,002
Series 2018-1A, Class CR, 8.229%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	4,500	4,540,298
Series 2021-2A, Class ER, 9.418%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	2,000	1,995,336
Series 2022-1A, Class D, 7.376%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	2,450	2,458,577

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Palmer Square CLO Ltd.: (continued)
Series 2023-2A, Class ER, 10.726%, (3 mo. SOFR + 6.40%), 7/20/38(1)(2)	$4,000	$ 4,029,252
PRET LLC, Series 2024-NPL5, Class A1, 5.963% to 9/25/25, 9/25/54(1)(4)	7,570	7,610,380
Progress Residential Trust:
Series 2021-SFR10, Class F, 4.608%, 12/17/40(1)	3,392	3,287,735
Series 2021-SFR9, Class F, 4.053%, 11/17/40(1)	1,000	952,359
Series 2022-SFR1, Class H, 5.25%, 2/17/41(1)	16,150	14,971,455
Series 2022-SFR3, Class F, 6.60%, 4/17/39(1)	2,500	2,485,240
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.529%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	3,000	2,922,360
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	7,191,547
RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31(1)(3)	4,500	4,240,679
RR 35 Ltd., Series 2024-35A, Class D, 9.668%, (3 mo. SOFR + 5.35%), 1/15/40(1)(2)	7,500	7,595,768
RR 38 Ltd., Series 2025-38A, Class C2, 7.968%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	4,000	4,016,220
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(4)	31,117	31,058,741
Sandstone Peak Ltd., Series 2021-1A, Class DR, 7.668%, (3 mo. SOFR + 3.35%), 10/15/34(1)(2)	4,000	4,006,552
Santander Bank Auto Credit-Linked Notes:
Series 2024-A, Class E, 7.762%, 6/15/32(1)	1,624	1,631,564
Series 2024-B, Class F, 8.881%, 1/18/33(1)	2,100	2,120,992
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 7.469%, (3 mo. SOFR + 3.15%), 10/24/37(1)(2)	5,000	5,013,185
Sixth Street CLO XX Ltd., Series 2021-20A, Class D1R, 7.213%, (3 mo. SOFR + 2.95%), 7/17/38(1)(2)	4,000	4,007,760
Sixth Street CLO XXII Ltd., Series 2023-22A, Class D2R, 8.076%, (3 mo. SOFR + 3.75%), 4/21/38(1)(2)	1,400	1,403,333
Sprite Ltd., Series 2021-1, Class C, 8.835%, 11/15/46(1)	6,204	6,206,027
STAR Trust:
Series 2021-SFR1, Class F, 6.857%, (1 mo. SOFR + 2.514%), 4/17/38(1)(2)	1,196	1,194,562
Series 2021-SFR1, Class G, 7.657%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	16,589	16,565,477
Series 2021-SFR1, Class H, 8.907%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,602,413
Series 2021-SFR2, Class D, 6.156%, (1 mo. SOFR + 1.814%), 1/17/39(1)(2)	543	542,808
Security	Principal Amount (000's omitted)	Value
STAR Trust: (continued)
Series 2021-SFR2, Class G, 7.856%, (1 mo. SOFR + 3.514%), 1/17/39(1)(2)	$4,000	$ 4,011,152
Series 2022-SFR3, Class E2, 8.042%, (1 mo. SOFR + 3.70%), 5/17/39(1)(2)	10,000	10,034,640
Series 2022-SFR3, Class F, 8.842%, (1 mo. SOFR + 4.50%), 5/17/39(1)(2)	8,493	8,515,394
Series 2024-SFR4, Class C, 6.792%, (1 mo. SOFR + 2.45%), 10/17/41(1)(2)	8,576	8,616,754
Series 2024-SFR4, Class D, 7.292%, (1 mo. SOFR + 2.95%), 10/17/41(1)(2)	14,650	14,792,005
Series 2025-SFR5, Class D, 6.792%, (1 mo. SOFR + 2.45%), 2/17/42(1)(2)	9,670	9,678,517
Series 2025-SFR5, Class E, 7.292%, (1 mo. SOFR + 2.95%), 2/17/42(1)(2)	2,500	2,505,518
Series 2025-SFR6, Class C, 6.358%, (1 mo. SOFR + 2.00%), 8/17/42(1)(2)	2,450	2,453,736
Series 2025-SFR6, Class D, 6.758%, (1 mo. SOFR + 2.40%), 8/17/42(1)(2)	5,050	5,058,557
TCW CLO Ltd., Series 2024-3A, Class E, 10.926%, (3 mo. SOFR + 6.60%), 10/20/37(1)(2)	2,000	2,024,374
Texas Debt Capital CLO Ltd., Series 2025-1A, Class E, 8.76%, (3 mo. SOFR + 4.50%), 4/24/38(1)(2)	3,000	3,019,236
TRESTLES CLO Ltd., Series 2017-1A, Class ERR, 10.269%, (3 mo. SOFR + 5.95%), 7/25/37(1)(2)	2,750	2,782,098
Tricon Residential Trust:
Series 2021-SFR1, Class G, 4.133%, 7/17/38(1)	3,551	3,477,812
Series 2025-SFR1, Class D, 6.342%, (1 mo. SOFR + 2.00%), 3/17/42(1)(2)	4,000	4,022,694
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	4,750	4,930,168
VINE Trust:
Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	15,000	14,112,003
Series 2024-SFR1, Class E1, 4.50%, 3/17/41(1)	5,000	4,556,453
Voya CLO Ltd.:
Series 2013-1A, Class DR, 11.059%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	5,000	4,689,500
Series 2014-1A, Class DR2, 10.591%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	2,000	1,956,978
Series 2015-3A, Class DR, 10.787%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,926,970
Series 2018-2A, Class E, 9.829%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	1,000	975,195
Series 2024-2A, Class D, 7.526%, (3 mo. SOFR + 3.20%), 7/20/37(1)(2)	3,000	3,003,231

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Wellfleet CLO Ltd.:
Series 2019-1A, Class CR, 8.137%, (3 mo. SOFR + 3.812%), 7/20/32(1)(2)	$2,500	$ 2,506,980
Series 2021-2A, Class E, 11.539%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	1,000	967,092
Total Asset-Backed Securities (identified cost $935,993,700)		$ 952,173,831

Closed-End Funds — 0.1%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,102,548
PGIM Global High Yield Fund, Inc.	430,326	5,641,574
Western Asset High Income Opportunity Fund, Inc.	383,997	1,520,628
Total Closed-End Funds (identified cost $8,409,895)		$ 8,264,750

Collateralized Mortgage Obligations — 46.7%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust, Series 2024-NQM6, Class B1A, 7.293%, 1/25/70(1)(3)	$1,440	$ 1,462,589
Asset Based Lending LLC:
Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(4)	11,050	11,082,660
Series 2025-RTL1, Class A2, 8.024% to 8/25/25, 6/25/30(1)(4)	1,500	1,509,737
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(4)	3,500	3,479,886
Cascade Funding Mortgage Trust, Series 2025-HB16, Class M4, 3.00%, 3/25/35(1)(3)	9,300	8,284,617
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	2,489	2,411,095
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(4)	8,450	8,544,925
CFMT LLC:
Series 2024-R1, Class M1, 4.00% to 10/25/26, 10/25/54(1)(4)	5,770	5,312,714
Series 2024-R1, Class M2, 4.00% to 10/25/26, 10/25/54(1)(4)	9,932	8,909,248
Series 2024-HB14, Class M2, 3.00%, 6/25/34(1)(3)	1,250	1,187,313
Series 2024-HB14, Class M3, 3.00%, 6/25/34(1)(3)	1,550	1,463,100
Security	Principal Amount (000's omitted)	Value
CFMT LLC: (continued)
Series 2024-HB14, Class M4, 3.00%, 6/25/34(1)(3)	$4,500	$ 4,106,905
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(3)	1,000	946,089
Series 2024-HB15, Class M4, 4.00%, 8/25/34(1)(3)	3,750	3,436,306
Champs Trust:
Series 2024-1, Class A, 8.72%, 7/25/59(1)(3)	43,305	44,831,249
Series 2024-2, Class A, 9.251%, 11/25/59(1)(3)	39,146	40,777,458
Series 2024-3, Class A, 8.293%, 1/25/60(1)(3)	72,146	74,903,340
Series 2025-1, Class A, 8.177%, 4/25/60(1)(3)	77,245	80,472,275
CHNGE Mortgage Trust, Series 2022-NQ, Class M1, 5.82% to 8/25/25, 6/25/67(1)(4)	1,764	1,768,005
Dominion Mortgage Trust, Series 2025-RTL1, Class A2, 8.019% to 9/25/27, 3/25/30(1)(4)	9,000	9,173,349
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	17,145	16,484,501
FARM Mortgage Trust:
Series 2022-1, Class B, 2.956%, 1/25/52(1)(3)	2,415	1,783,216
Series 2023-1, Class B, 3.039%, 3/25/52(1)(3)	2,485	1,845,443
Series 2024-1, Class B, 5.092%, 10/1/53(1)(3)	3,450	3,022,596
Series 2025-1, Class B, 5.63%, 8/1/55(1)(3)	3,845	3,356,826
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	17	17,329
Series 4273, Class SP, 0.191%, (11.695% - 30-day SOFR Average x 2.667), 11/15/43(6)	516	427,734
Series 5071, Class SP, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(6)	4,319	1,822,894
Series 5083, Class SK, 0.00%, (3.867% - 30-day SOFR Average x 1.333, Floor 0.00%), 3/25/51(6)	3,411	1,588,841
Series 5152, Class ZP, 3.00%, 7/25/50	10,705	6,392,480
Series 5159, Class ZT, 3.00%, 11/25/51	1,609	1,084,435
Series 5270, Class ZU, 6.00%, 11/25/52	3,730	3,713,161
Series 5300, Class EY, 6.00%, 12/25/52	10,900	11,102,074
Series 5324, Class MZ, 6.00%, 7/25/53	3,767	3,751,842
Series 5327, Class B, 6.00%, 8/25/53	20,000	20,443,262
Series 5543, Class CS, 6.45%, (19.50% - 30-day SOFR Average x 3.00), 10/25/53(6)	7,333	7,574,984
Series 5353, Class AZ, 6.50%, 11/25/53	9,521	9,929,565
Series 5362, Class JB, 6.00%, 12/25/53(7)	14,599	14,957,696
Series 5379, Class EZ, 5.50%, 2/25/54	8,686	8,294,533
Series 5381, Class Z, 5.50%, 2/25/54	14,641	13,611,818
Series 5391, Class EZ, 5.50%, 3/25/54	17,293	16,570,919
Series 5399, Class MZ, 6.00%, 4/25/54	4,951	4,945,119
Series 5402, Class BZ, 6.00%, 4/25/54	8,665	8,638,134
Series 5410, Class KY, 6.00%, 5/25/54(7)	10,000	10,046,490
Series 5413, Class LZ, 6.00%, 5/25/54	4,311	4,286,616

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5413, Class MZ, 6.00%, 5/25/54	$12,665	$ 12,643,589
Series 5414, Class CZ, 5.50%, 5/25/54	35,121	34,241,095
Series 5428, Class Z, 6.00%, 7/25/54	15,662	15,693,633
Series 5429, Class DZ, 6.00%, 7/25/54	12,878	12,991,518
Series 5446, Class AZ, 6.00%, 8/25/54	22,701	22,684,659
Series 5453, Class DZ, 5.50%, 9/25/54	14,079	12,867,821
Series 5461, Class Z, 6.50%, 10/25/54	6,282	6,200,038
Series 5468, Class ZW, 6.50%, 11/25/54	8,700	8,626,001
Series 5478, Class CZ, 6.50%, 4/25/54	2,545	2,537,464
Series 5478, Class SG, 5.94%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(6)	38,960	39,788,010
Series 5489, Class S, 6.05%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	11,022	11,442,109
Series 5499, Class MZ, 6.00%, 2/25/55(7)	25,759	25,970,531
Series 5500, Class SC, 7.95%, (21.00% - 30-day SOFR Average x 3.00), 10/25/54(6)	34,011	36,884,669
Series 5508, Class AS, 7.95%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	34,265	37,396,199
Series 5508, Class DS, 7.95%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	10,818	12,055,694
Series 5508, Class SC, 7.95%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(6)	30,443	33,684,473
Series 5511, Class LT, 8.30%, (30-day SOFR Average + 3.95%), 3/25/55(2)	6,977	7,197,151
Series 5511, Class TE, 8.30%, (30-day SOFR Average + 3.95%), 3/25/55(2)	2,677	2,760,889
Series 5513, Class MQ, 8.10%, (30-day SOFR Average + 3.95%), 6/25/54(2)	30,826	31,486,583
Series 5516, Class HZ, 6.00%, 3/25/55(7)	25,631	26,173,152
Series 5517, Class NA, 8.30%, (30-day SOFR Average + 3.95%), 3/25/55(2)	7,083	7,285,045
Series 5535, Class MB, 8.40%, (30-day SOFR Average + 4.05%), 5/25/55(2)	16,384	16,735,039
Series 5544, Class CZ, 6.00%, 5/25/55	50,501	50,442,492
Series 5545, Class DZ, 6.00%, 6/25/55	49,491	49,488,102
Series 5549, Class MB, 8.70%, (30-day SOFR Average + 4.70%), 2/25/55(2)	9,022	9,051,462
Series 5563, Class TB, 8.227%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(6)	48,000	49,204,982
Series 5563, Class TV, 8.011%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(6)	29,500	30,273,469
Interest Only:(8)
Series 380, Class C1, 3.00%, 1/25/50	26,608	4,786,907
Series 380, Class C5, 3.50%, 1/25/50	8,136	1,615,148
Series 2631, Class DS, 2.646%, (6.986% - 30-day SOFR Average), 6/15/33(6)	69	412
Series 2956, Class SL, 2.546%, (6.886% - 30-day SOFR Average), 6/15/32(6)	284	19,675
Series 3114, Class TS, 2.196%, (6.536% - 30-day SOFR Average), 9/15/30(6)	439	13,198
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 3153, Class JI, 2.166%, (6.506% - 30-day SOFR Average), 5/15/36(6)	$802	$ 53,182
Series 4007, Class JI, 4.00%, 2/15/42	425	62,222
Series 4067, Class JI, 3.50%, 6/15/27	423	9,243
Series 4070, Class S, 1.646%, (5.986% - 30-day SOFR Average), 6/15/32(6)	3,148	171,624
Series 4095, Class HS, 1.646%, (5.986% - 30-day SOFR Average), 7/15/32(6)	499	17,013
Series 4109, Class ES, 1.696%, (6.036% - 30-day SOFR Average), 12/15/41(6)	81	8,712
Series 4109, Class SA, 1.746%, (6.086% - 30-day SOFR Average), 9/15/32(6)	1,465	84,308
Series 4149, Class S, 1.796%, (6.136% - 30-day SOFR Average), 1/15/33(6)	1,020	59,562
Series 4163, Class GS, 1.746%, (6.086% - 30-day SOFR Average), 11/15/32(6)	937	55,840
Series 4169, Class AS, 1.796%, (6.136% - 30-day SOFR Average), 2/15/33(6)	1,177	70,686
Series 4188, Class AI, 3.50%, 4/15/28	272	4,335
Series 4189, Class SQ, 1.696%, (6.036% - 30-day SOFR Average), 12/15/42(6)	427	45,460
Series 4203, Class QS, 1.796%, (6.136% - 30-day SOFR Average), 5/15/43(6)	1,026	74,345
Series 4332, Class IK, 4.00%, 4/15/44	411	73,297
Series 4343, Class PI, 4.00%, 5/15/44	1,074	200,645
Series 4370, Class IO, 3.50%, 9/15/41	46	367
Series 4381, Class SK, 1.696%, (6.036% - 30-day SOFR Average), 6/15/44(6)	1,153	98,188
Series 4388, Class MS, 1.646%, (5.986% - 30-day SOFR Average), 9/15/44(6)	1,134	119,935
Series 4408, Class IP, 3.50%, 4/15/44	1,635	198,002
Series 4497, Class CS, 1.746%, (6.086% - 30-day SOFR Average), 9/15/44(6)	672	19,761
Series 4507, Class MI, 3.50%, 8/15/44	311	10,340
Series 4507, Class SJ, 1.726%, (6.066% - 30-day SOFR Average), 9/15/45(6)	3,020	344,879
Series 4520, Class PI, 4.00%, 8/15/45	6,719	826,946
Series 4528, Class BS, 1.696%, (6.036% - 30-day SOFR Average), 7/15/45(6)	1,457	128,383
Series 4629, Class QI, 3.50%, 11/15/46	1,502	273,755
Series 4637, Class IP, 3.50%, 4/15/44	85	1,320
Series 4644, Class TI, 3.50%, 1/15/45	1,317	167,062
Series 4744, Class IO, 4.00%, 11/15/47	1,379	284,815
Series 4749, Class IL, 4.00%, 12/15/47	1,093	226,368
Series 4768, Class IO, 4.00%, 3/15/48	1,353	280,504
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(6)	16,263	500,174
Series 5070, Class CI, 2.00%, 2/25/51	34,978	4,742,559
Series 5156, Class IP, 3.00%, 12/25/49	17,244	2,752,107
Series 5236, Class TI, 3.00%, 1/25/51	63,805	11,208,409
Series 5293, Class CI, 2.50%, 4/25/51	25,039	4,043,958

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Principal Only:(9)
Series 4417, Class KO, 0.00%, 12/15/43	$528	$ 370,579
Series 4478, Class PO, 0.00%, 5/15/45	784	579,200
Series 5357, Class EO, 0.00%, 11/25/53	4,464	3,721,363
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.965%, (30-day SOFR Average + 7.614%), 9/25/49(1)(2)	1,250	1,432,974
Series 2020-DNA6, Class B2, 10.00%, (30-day SOFR Average + 5.65%), 12/25/50(1)(2)	6,900	7,908,039
Series 2021-DNA2, Class B2, 10.35%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	6,610	8,068,087
Series 2021-DNA3, Class B2, 10.60%, (30-day SOFR Average + 6.25%), 10/25/33(1)(2)	6,500	8,050,212
Series 2021-DNA5, Class B2, 9.85%, (30-day SOFR Average + 5.50%), 1/25/34(1)(2)	53,570	63,721,719
Series 2021-DNA6, Class B2, 11.85%, (30-day SOFR Average + 7.50%), 10/25/41(1)(2)	21,140	22,558,092
Series 2021-HQA1, Class B2, 9.35%, (30-day SOFR Average + 5.00%), 8/25/33(1)(2)	35,825	41,597,697
Series 2021-HQA2, Class B2, 9.80%, (30-day SOFR Average + 5.45%), 12/25/33(1)(2)	4,425	5,245,024
Series 2022-DNA4, Class B2, 14.60%, (30-day SOFR Average + 10.25%), 5/25/42(1)(2)	32,500	36,686,540
Series 2022-DNA5, Class B2, 17.25%, (30-day SOFR Average + 12.90%), 6/25/42(1)(2)	25,000	29,656,250
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.579%, 8/25/39(3)	319	320,379
Series 2013-6, Class TA, 1.50%, 1/25/43	329	294,363
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,427	867,659
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,993	2,505,045
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	11,707,595
Series 2023-12, Class ZB, 6.00%, 4/25/53	5,112	5,103,136
Series 2023-14, Class EL, 6.00%, 4/25/53(7)	63,163	65,230,026
Series 2024-87, Class LZ, 6.00%, 12/25/54	1,779	1,664,260
Series 2024-90, Class ES, 6.05%, (15.620% - 30-day SOFR Average x 2.20), 10/25/54(6)	40,991	43,431,222
Series 2024-98, Class S, 6.05%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	11,251	11,643,644
Series 2024-102, Class SA, 6.05%, (15.62% - 30-day SOFR Average x 2.20), 1/25/55(6)	17,424	18,124,042
Series 2024-105, Class AS, 5.867%, (21.817% - 30-day SOFR Average x 3.667), 1/25/55(6)	20,341	21,390,979
Series 2024-105, Class KT, 0.125%, 1/25/55	33,088	26,593,827
Series 2025-10, Class AS, 8.10%, (21.15% - 30-day SOFR Average x 3.00), 2/25/55(6)	12,875	14,042,901
Series 2025-12, Class ES, 8.10%, (21.15% - 30-day SOFR Average x 3.00), 3/25/55(6)	23,519	25,673,008
Series 2025-12, Class FM, 8.35%, (30-day SOFR Average + 4.00%), 3/25/55(2)	9,209	9,415,235
Series 2025-15, Class FM, 8.20%, (30-day SOFR Average + 3.85%), 4/25/55(2)	8,509	8,719,189
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2025-29, Class MH, 8.40%, (30-day SOFR Average + 4.05%), 2/25/55(2)	$15,603	$ 16,026,850
Series 2025-35, Class MT, 7.95%, (30-day SOFR Average + 5.00%), 5/25/55(2)	14,341	14,597,006
Series 2025-40, Class SG, 6.90%, (21.193% - 30-day SOFR Average x 3.286), 2/25/55(6)	34,819	36,101,496
Interest Only:(8)
Series 2004-46, Class SI, 1.536%, (5.886% - 30-day SOFR Average), 5/25/34(6)	515	18,700
Series 2005-17, Class SA, 2.236%, (6.586% - 30-day SOFR Average), 3/25/35(6)	675	56,135
Series 2005-105, Class S, 2.236%, (6.586% - 30-day SOFR Average), 12/25/35(6)	562	42,288
Series 2006-44, Class IS, 2.136%, (6.486% - 30-day SOFR Average), 6/25/36(6)	501	40,509
Series 2006-65, Class PS, 2.756%, (7.106% - 30-day SOFR Average), 7/25/36(6)	493	52,871
Series 2006-96, Class SN, 2.736%, (7.086% - 30-day SOFR Average), 10/25/36(6)	460	32,024
Series 2006-104, Class SD, 2.176%, (6.526% - 30-day SOFR Average), 11/25/36(6)	538	43,081
Series 2006-104, Class SE, 2.166%, (6.516% - 30-day SOFR Average), 11/25/36(6)	359	27,994
Series 2007-50, Class LS, 1.986%, (6.336% - 30-day SOFR Average), 6/25/37(6)	812	73,949
Series 2008-26, Class SA, 1.736%, (6.086% - 30-day SOFR Average), 4/25/38(6)	871	72,763
Series 2008-61, Class S, 1.636%, (5.986% - 30-day SOFR Average), 7/25/38(6)	1,405	76,463
Series 2011-101, Class IC, 3.50%, 10/25/26	77	526
Series 2011-101, Class IE, 3.50%, 10/25/26	56	388
Series 2011-104, Class IM, 3.50%, 10/25/26	128	1,377
Series 2012-52, Class DI, 3.50%, 5/25/27	497	8,593
Series 2012-124, Class IO, 1.493%, 11/25/42(3)	1,685	76,028
Series 2012-139, Class LS, 1.722%, (6.036% - 30-day SOFR Average), 12/25/42(6)	2,088	281,269
Series 2012-147, Class SA, 1.636%, (5.986% - 30-day SOFR Average), 1/25/43(6)	2,285	231,311
Series 2012-150, Class PS, 1.686%, (6.036% - 30-day SOFR Average), 1/25/43(6)	3,196	336,969
Series 2012-150, Class SK, 1.686%, (6.036% - 30-day SOFR Average), 1/25/43(6)	3,585	398,163
Series 2013-11, Class IO, 4.00%, 1/25/43	6,047	674,271
Series 2013-12, Class SP, 1.186%, (5.536% - 30-day SOFR Average), 11/25/41(6)	245	3,661
Series 2013-15, Class DS, 1.736%, (6.086% - 30-day SOFR Average), 3/25/33(6)	2,096	123,504
Series 2013-23, Class CS, 1.786%, (6.136% - 30-day SOFR Average), 3/25/33(6)	1,092	66,529
Series 2013-64, Class PS, 1.786%, (6.136% - 30-day SOFR Average), 4/25/43(6)	1,474	118,169
Series 2013-66, Class JI, 3.00%, 7/25/43	2,503	380,803

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2013-75, Class SC, 1.786%, (6.136% - 30-day SOFR Average), 7/25/42(6)	$1,385	$ 30,401
Series 2014-32, Class EI, 4.00%, 6/25/44	628	117,073
Series 2014-41, Class SA, 1.586%, (5.936% - 30-day SOFR Average), 7/25/44(6)	990	137,378
Series 2014-43, Class PS, 1.636%, (5.986% - 30-day SOFR Average), 3/25/42(6)	762	45,359
Series 2014-55, Class IN, 3.50%, 7/25/44	1,507	283,531
Series 2014-64, Class BI, 3.50%, 3/25/44	75	1,192
Series 2014-67, Class IH, 4.00%, 10/25/44	1,066	227,657
Series 2014-80, Class CI, 3.50%, 12/25/44	899	173,499
Series 2014-89, Class IO, 3.50%, 1/25/45	1,544	294,253
Series 2015-6, Class IM, 0.00%, (5.181% - 30-day SOFR Average x 1.333, Floor 0.00%), 6/25/43(6)	1,960	63,645
Series 2015-14, Class KI, 3.00%, 3/25/45	1,894	304,093
Series 2015-22, Class GI, 3.50%, 4/25/45	468	84,953
Series 2015-31, Class SG, 1.636%, (5.986% - 30-day SOFR Average), 5/25/45(6)	2,233	330,776
Series 2015-36, Class IL, 3.00%, 6/25/45	1,281	185,683
Series 2015-52, Class MI, 3.50%, 7/25/45	2,524	480,698
Series 2015-93, Class BS, 1.686%, (6.036% - 30-day SOFR Average), 8/25/45(6)	1,099	84,369
Series 2018-21, Class IO, 3.00%, 4/25/48	3,346	560,713
Series 2021-94, Class CI, 3.00%, 1/25/52	9,685	1,630,073
Series 2023-39, Class AI, 2.00%, 7/25/52	87,550	11,351,857
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 8.215%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	749	771,912
Series 2021-R01, Class 1B2, 10.35%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	8,500	8,914,238
FIGRE Trust:
Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(3)	3,671	3,739,688
Series 2023-HE3, Class A, 6.436%, 11/25/53(1)(3)	4,285	4,370,939
Series 2024-HE1, Class C, 6.749%, 3/25/54(1)(3)	1,077	1,098,329
Series 2024-HE2, Class C, 6.72%, 5/25/54(1)(3)	1,509	1,534,620
Flagstar Mortgage Trust, Series 2023-6INV, Class B4, 3.48%, 8/25/51(1)(3)	4,035	3,288,013
FREED Mortgage Trust, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)	1,590	1,615,768
Government National Mortgage Association:
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,781	1,010,203
Series 2022-31, Class ZD, 3.00%, 2/20/52	298	163,607
Series 2022-173, Class S, 6.791%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	5,894	6,382,001
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2022-189, Class US, 6.791%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(6)	$8,704	$ 9,453,425
Series 2022-195, Class AS, 7.038%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	4,087	4,558,208
Series 2022-197, Class SW, 5.885%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	5,886	6,030,977
Series 2023-53, Class AL, 5.50%, 4/20/53(7)	20,000	20,137,274
Series 2023-53, Class SE, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(6)	12,583	13,389,871
Series 2023-56, Class ZE, 6.00%, 4/20/53	18,100	18,442,145
Series 2023-63, Class LB, 6.00%, 5/20/53(7)	12,347	12,627,513
Series 2023-63, Class S, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	24,711	26,284,675
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	5,155,921
Series 2023-65, Class SB, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	5,603	5,879,542
Series 2023-65, Class SD, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	11,760	12,639,751
Series 2023-66, Class S, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	4,572	4,856,854
Series 2023-66, Class SD, 6.607%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	4,081	4,335,312
Series 2023-83, Class S, 6.433%, (22.868% - 30-day SOFR Average x 3.78), 6/20/53(6)	5,202	5,511,570
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,635,758
Series 2023-84, Class SN, 6.43%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(6)	5,434	5,742,592
Series 2023-89, Class SD, 6.241%, (22.183% - 30-day SOFR Average x 3.667), 6/20/53(6)	6,988	7,272,276
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	10,261,777
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	8,181,993
Series 2023-97, Class CB, 6.00%, 7/20/53	20,000	20,590,608
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	3,071,435
Series 2023-100, Class AY, 6.00%, 7/20/53(7)	13,236	13,577,893
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	11,361,614
Series 2023-107, Class DZ, 5.50%, 7/20/53	7,635	7,568,487
Series 2023-116, Class CY, 6.00%, 8/20/53	2,618	2,678,750
Series 2023-133, Class S, 8.556%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(6)	9,363	10,403,350
Series 2023-146, Class BY, 6.00%, 10/20/53	5,318	5,471,089
Series 2023-149, Class S, 8.406%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(6)	5,730	6,333,342
Series 2023-150, Class AS, 10.788%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(6)	2,082	2,426,955
Series 2023-150, Class ZH, 6.00%, 10/20/53	2,465	2,529,220
Series 2023-151, Class DZ, 6.00%, 10/20/53	6,255	6,423,845
Series 2023-153, Class SM, 10.608%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(6)	6,329	7,337,971
Series 2023-164, Class EL, 6.00%, 11/20/53	9,325	9,583,832

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-165, Class DY, 6.00%, 11/20/53(7)	$81,056	$ 83,338,018
Series 2023-165, Class EY, 6.50%, 11/20/53(7)	25,000	26,180,018
Series 2023-169, Class JW, 6.50%, 11/20/53	5,000	5,245,468
Series 2023-173, Class AX, 6.00%, 11/20/53	8,555	8,791,534
Series 2023-182, Class EL, 6.00%, 12/20/53	12,883	13,253,992
Series 2023-186, Class HL, 6.00%, 12/20/53	5,445	5,591,790
Series 2023-186, Class ZM, 5.50%, 12/20/53	32,723	32,871,585
Series 2024-1, Class GL, 6.00%, 1/20/54	2,500	2,564,689
Series 2024-3, Class CY, 6.00%, 1/20/54	2,073	2,127,611
Series 2024-6, Class CB, 6.00%, 1/20/54	5,000	5,177,517
Series 2024-6, Class LB, 6.00%, 1/20/54	6,784	6,959,528
Series 2024-14, Class CY, 5.50%, 1/20/54	12,142	12,212,174
Series 2024-23, Class KZ, 5.50%, 2/20/54	10,808	10,710,880
Series 2024-24, Class NZ, 6.00%, 2/20/54	3,831	3,935,064
Series 2024-25, Class GL, 6.00%, 2/20/54	2,804	2,876,638
Series 2024-26, Class NZ, 6.00%, 2/20/54	15,583	15,857,870
Series 2024-40, Class DB, 6.00%, 1/20/54	1,906	1,954,832
Series 2024-42, Class DZ, 6.00%, 3/20/54	9,434	9,617,022
Series 2024-44, Class LM, 6.00%, 3/20/54	24,976	25,561,118
Series 2024-44, Class ML, 6.00%, 3/20/54(7)	10,835	11,088,919
Series 2024-45, Class DN, 6.00%, 3/20/54	4,214	4,267,970
Series 2024-46, Class AL, 6.00%, 3/20/54	30,945	31,638,519
Series 2024-59, Class LG, 6.00%, 4/20/54(7)	12,663	12,948,013
Series 2024-81, Class HZ, 6.00%, 5/20/54	6,080	6,179,779
Series 2024-95, Class GZ, 5.50%, 6/20/54	10,354	10,314,437
Series 2024-99, Class DZ, 6.00%, 6/20/54	3,929	3,966,196
Series 2024-108, Class KZ, 6.00%, 7/20/54	40,581	40,988,742
Series 2024-112, Class EZ, 6.00%, 7/20/54	2,336	2,354,956
Series 2024-112, Class LZ, 6.00%, 7/20/54	2,956	3,009,217
Series 2024-126, Class KY, 6.00%, 8/20/54	5,176	5,322,549
Series 2024-126, Class ZB, 6.00%, 8/20/54	8,209	8,258,648
Series 2024-127, Class UZ, 6.00%, 8/20/54	17,314	17,977,509
Series 2024-127, Class ZQ, 5.00%, 8/20/54	6,224	6,052,401
Series 2024-131, Class TL, 6.00%, 8/20/54	5,100	5,216,636
Series 2024-132, Class AZ, 6.00%, 8/20/54	5,157	5,186,658
Series 2024-148, Class GB, 6.00%, 9/20/54	6,818	6,962,175
Series 2024-148, Class LZ, 5.50%, 9/20/54	15,768	15,409,422
Series 2024-167, Class LZ, 5.50%, 10/20/54	8,753	8,516,762
Series 2024-167, Class MZ, 5.50%, 10/20/54	5,341	5,216,568
Series 2024-167, Class NZ, 6.00%, 10/20/54	1,336	1,344,809
Series 2024-172, Class BZ, 5.50%, 10/20/54	9,001	8,795,248
Series 2024-183, Class ZA, 6.00%, 8/20/54	6,567	6,608,706
Series 2025-39, Class CM, 8.248%, (30-day SOFR Average + 3.90%), 3/20/55(2)	28,168	28,959,080
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-41, Class MT, 7.281%, (30-day SOFR Average + 2.933%), 3/20/65(2)(7)	$27,946	$ 28,171,510
Series 2025-41, Class QM, 8.248%, (30-day SOFR Average + 3.90%), 3/20/55(2)	11,623	11,949,431
Series 2025-44, Class HZ, 6.00%, 3/20/55	5,496	5,423,694
Series 2025-62, Class FM, 8.548%, (30-day SOFR Average + 4.20%), 4/20/55(2)	41,858	42,896,288
Series 2025-62, Class MF, 8.548%, (30-day SOFR Average + 4.20%), 4/20/55(2)	16,531	16,693,656
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(6)	10,910	11,034,072
Series 2025-64, Class FM, 8.608%, (30-day SOFR Average + 4.26%), 4/20/55(2)	22,389	22,931,257
Series 2025-69, Class VN, 10.00%, (68.667% - 30-day SOFR Average x 13.333, Cap 10.00%), 4/20/55(6)	16,184	16,587,879
Series 2025-82, Class FL, 8.608%, (30-day SOFR Average + 4.50%), 5/20/55(2)	5,469	5,592,464
Series 2025-83, Class MU, 8.408%, (30-day SOFR Average + 4.30%), 4/20/55(2)	26,835	27,117,810
Series 2025-90, Class MB, 8.408%, (30-day SOFR Average + 4.30%), 5/20/55(2)	19,878	20,117,551
Series 2025-98, Class GT, 8.256%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	68,841	71,474,086
Series 2025-98, Class TA, 8.412%, (34.50% - 30-day SOFR Average x 6.00), 6/20/55(6)	16,628	16,957,038
Series 2025-98, Class TE, 8.208%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(6)	16,961	17,378,112
Series 2025-98, Class TK, 8.328%, (25.72% - 30-day SOFR Average x 4.00), 6/20/55(6)	10,476	10,814,634
Series 2025-105, Class TA, 8.208%, (25.60% - 30-day SOFR Average x 4.00), 6/20/55(6)	32,917	33,791,476
Series 2025-105, Class TM, 8.256%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	36,915	38,216,916
Series 2025-110, Class DT, 8.256%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(6)	25,275	26,091,924
Series 2025-114, Class GT, 8.397%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	103,000	106,635,725
Series 2025-115, Class F, 8.395%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	45,000	46,415,839
Series 2025-118, Class SP, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(6)	28,333	29,271,868
Series 2025-139, Class MT, (30-day SOFR Average + 3.30%), 4/20/55(5)	12,627	12,766,604
Interest Only:(8)
Series 2014-68, Class KI, 0.00%, 10/20/42(3)	1,929	70,925
Series 2017-104, Class SD, 1.735%, (6.086% - 1 mo. SOFR), 7/20/47(6)	3,629	442,857
Series 2017-121, Class DS, 0.035%, (4.386% - 1 mo. SOFR), 8/20/47(6)	2,366	98,818
Series 2017-137, Class AS, 0.035%, (4.386% - 1 mo. SOFR), 9/20/47(6)	3,253	132,580

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-116, Class MI, 2.00%, 8/20/50	$14,914	$ 1,913,110
Series 2020-134, Class LI, 2.50%, 9/20/50	6,197	894,619
Series 2020-146, Class IQ, 2.00%, 10/20/50	15,291	1,907,323
Series 2020-146, Class QI, 2.00%, 10/20/50	8,114	1,002,138
Series 2020-149, Class NI, 2.50%, 10/20/50	11,877	1,845,612
Series 2020-151, Class AI, 2.00%, 10/20/50	45,119	5,783,440
Series 2020-151, Class HI, 2.50%, 10/20/50	1,034	162,463
Series 2020-154, Class PI, 2.50%, 10/20/50	10,521	1,616,961
Series 2020-167, Class KI, 2.00%, 11/20/50	25,094	3,119,502
Series 2020-173, Class DI, 2.00%, 11/20/50	18,862	2,422,024
Series 2020-176, Class HI, 2.50%, 11/20/50	25,796	4,026,505
Series 2020-185, Class BI, 2.00%, 12/20/50	6,458	832,948
Series 2020-191, Class AI, 2.00%, 12/20/50	24,212	3,111,453
Series 2021-15, Class AI, 2.00%, 1/20/51	27,581	3,580,466
Series 2021-23, Class TI, 2.50%, 2/20/51	9,985	1,540,522
Series 2021-30, Class AI, 2.00%, 2/20/51	3,454	451,169
Series 2021-46, Class IM, 2.50%, 3/20/51	2,248	339,668
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 10/20/50(6)	4,664	38,655
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(6)	10,597	255,925
Series 2021-97, Class IG, 2.50%, 8/20/49	30,880	3,793,599
Series 2021-114, Class MI, 3.00%, 6/20/51	7,807	1,319,252
Series 2021-121, Class TI, 3.00%, 7/20/51	27,696	3,771,317
Series 2021-122, Class NI, 3.00%, 7/20/51	5,211	885,403
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(6)	14,147	383,668
Series 2021-154, Class MI, 3.00%, 9/20/51	38,138	5,486,101
Series 2021-160, Class IT, 2.50%, 9/20/51	14,473	1,697,230
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	22,884	101,751
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(6)	11,576	51,269
Series 2021-193, Class IU, 3.00%, 11/20/49	34,677	5,013,929
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(6)	21,894	216,663
Series 2021-201, Class PI, 3.00%, 11/20/51	21,044	2,511,073
Series 2021-209, Class IW, 3.00%, 11/20/51	15,350	2,107,653
Series 2022-104, Class IO, 2.50%, 6/20/51	21,285	3,088,385
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	172,208	1,225,553
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	19,134	136,173
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	38,268	503,762
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	$382,685	$ 4,689,686
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	51,352	742,536
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day SOFR Average, Floor 0.00%), 7/20/52(6)	38,268	575,466
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(6)	110,196	1,009,606
Series 2023-13, Class SA, 1.052%, (5.40% - 30-day SOFR Average), 1/20/53(6)	7,883	361,557
Series 2023-19, Class SD, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(6)	12,729	847,625
Series 2023-20, Class HS, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(6)	8,802	583,271
Series 2023-22, Class ES, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(6)	11,736	778,330
Series 2023-22, Class SA, 1.352%, (5.70% - 30-day SOFR Average), 2/20/53(6)	15,358	718,474
Series 2023-24, Class SB, 0.802%, (5.15% - 30-day SOFR Average), 2/20/53(6)	23,473	998,979
Series 2023-24, Class SG, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(6)	11,736	778,330
Series 2023-32, Class SA, 1.952%, (6.30% - 30-day SOFR Average), 2/20/53(6)	40,353	2,676,108
Series 2023-38, Class LS, 1.952%, (6.30% - 30-day SOFR Average), 3/20/53(6)	37,506	2,440,595
Series 2023-38, Class SD, 1.902%, (6.25% - 30-day SOFR Average), 3/20/53(6)	46,430	2,724,770
Series 2023-38, Class SG, 1.852%, (6.20% - 30-day SOFR Average), 3/20/53(6)	29,425	1,874,685
Series 2023-47, Class HS, 1.952%, (6.30% - 30-day SOFR Average), 3/20/53(6)	12,502	813,532
Series 2023-47, Class SC, 1.902%, (6.25% - 30-day SOFR Average), 3/20/53(6)	18,781	1,203,274
Series 2023-53, Class SK, 1.852%, (6.20% - 30-day SOFR Average), 4/20/53(6)	24,943	1,604,666
Series 2024-64, Class EI, 6.50%, 4/20/64	12,442	1,780,011
GS Mortgage-Backed Securities Trust:
Series 2022-PJ6, Class B4, 3.188%, 1/25/53(1)(3)	1,856	1,048,461
Series 2024-PJ1, Class B3, 7.063%, 6/25/54(1)(3)	5,650	5,818,751
Series 2025-NQM2, Class B1, 7.423%, 6/25/65(1)(3)	850	862,012
JPM Lending Facility, 11.356%, (SOFR + 7.00%), 7/15/29(2)	60,225	60,811,290
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(4)	2,775	2,788,288

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
LHOME Mortgage Trust: (continued)
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	$13,700	$ 13,792,090
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(4)	13,631	13,763,391
LoanDepot GMSR Master Trust:
Series 2025-GT2, Class A, 3.15%, (1 mo. SOFR + 3.15%), 7/16/30(1)(2)	20,000	20,099,868
Series 2025-GT2, Class B, 3.85%, (1 mo. SOFR + 3.85%), 7/16/30(1)(2)	12,000	12,059,905
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.852%, (1 mo. SOFR + 6.50%), 5/25/59(1)(2)	9,000	9,211,022
MFRA Trust, Series 2025-NQM1, Class B1, 7.034%, 3/25/70(1)(3)	2,736	2,745,529
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	54,469	54,846,079
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(4)	11,820	11,880,796
Onity Loan Investment Trust:
Series 2024-HB2, Class M3, 5.00%, 8/25/37(1)(3)	1,500	1,454,125
Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(3)	7,750	7,077,763
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.552%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	41,000	41,177,870
PRPM LLC:
Series 2024-5, Class A1, 5.689% to 10/25/25, 9/25/29(1)(4)	3,494	3,494,400
Series 2024-NQM1, Class B1, 7.45%, 12/25/68(1)(3)	9,000	9,032,373
Series 2024-RCF1, Class A3, 4.00% to 1/25/26, 1/25/54(1)(4)	2,700	2,568,720
Series 2024-RCF2, Class A3, 3.75% to 3/25/26, 3/25/54(1)(4)	2,000	1,882,560
Series 2024-RCF3, Class A3, 4.00% to 5/25/26, 5/25/54(1)(4)	1,500	1,418,037
Series 2024-RCF3, Class M1, 4.00% to 5/25/26, 5/25/54(1)(4)	1,000	942,595
Series 2024-RCF3, Class M2, 4.00% to 5/25/26, 5/25/54(1)(4)	4,000	3,626,870
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(4)	3,100	2,873,159
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(4)	4,003	3,753,627
Series 2025-NQM1, Class M1A, 6.645%, 11/25/69(1)(3)	10,221	10,413,862
Series 2025-RCF1, Class M3, 4.50% to 2/25/27, 2/25/55(1)(4)	1,000	882,159
Series 2025-RCF3, Class M1A, 5.25%, 7/25/55(1)(3)	1,100	1,042,651
Security	Principal Amount (000's omitted)	Value
PRPM LLC: (continued)
Series 2025-RCF3, Class M1B, 5.25%, 7/25/55(1)(3)	$1,000	$ 933,501
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(1)(3)	7,350	7,346,339
Saluda Grade Alternative Mortgage Trust:
Series 2024-RTL4, Class A1, 7.50% to 7/25/26, 2/25/30(1)	15,500	15,598,239
Series 2024-RTL5, Class A1, 7.762% to 9/25/26, 4/25/30(1)(4)	12,000	12,200,105
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1B, 6.966%, 1/25/65(1)(3)	3,000	3,032,910
Sequoia Mortgage Trust, Series 2024-3, Class B4, 6.341%, 4/25/54(1)(3)	1,520	1,408,444
SUA LLC, Series 2025-1, Class B, 6.995%, 5/25/40(1)	4,000	4,013,539
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(3)	47,615	45,974,330
Total Collateralized Mortgage Obligations (identified cost $3,675,238,680)		$3,677,233,931

Commercial Mortgage-Backed Securities — 4.9%
Security	Principal Amount* (000's omitted)	Value
BAHA Trust, Series 2024-MAR, Class C, 7.516%, 12/10/41(1)(3)	7,823	$ 8,071,683
BAMLL Trust:
Series 2024-BHP, Class B, 7.242%, (1 mo. SOFR + 2.90%), 8/15/39(1)(2)	8,000	8,056,530
Series 2024-BHP, Class C, 7.942%, (1 mo. SOFR + 3.60%), 8/15/39(1)(2)	1,700	1,707,925
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.232%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	3,300	3,319,603
BPR Commercial Mortgage Trust, Series 2024-PARK, Class E, 9.687%, 11/5/39(1)(3)	7,300	7,881,621
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 7.483%, (1 mo. SOFR + 3.141%), 6/15/27(1)(2)	12,000	12,104,402
BX Trust:
Series 2023-DELC, Class E, 9.628%, (1 mo. SOFR + 5.286%), 5/15/38(1)(2)	1,500	1,522,661
Series 2025-GW, Class D, 7.092%, (1 mo. SOFR + 2.75%), 7/15/42(1)(2)	3,950	3,970,878
Series 2025-GW, Class E, 7.992%, (1 mo. SOFR + 3.65%), 7/15/42(1)(2)	17,250	17,354,880

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
COMM Mortgage Trust, Series 2025-167G, Class D, 7.183%, 8/10/40(1)(3)		20,220	$ 20,421,743
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 8/10/42(1)(5)		20,700	20,700,000
Fontainebleau Miami Beach Mortgage Trust:
Series 2024-FBLU, Class D, 6.942%, (1 mo. SOFR + 2.60%), 12/15/39(1)(2)		25,000	25,037,575
Series 2024-FBLU, Class F, 8.592%, (1 mo. SOFR + 4.25%), 12/15/39(1)(2)		21,240	21,299,570
Series 2024-FBLU, Class G, 9.992%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)		29,000	29,134,082
GWT Trust:
Series 2024-WLF2, Class D, 7.281%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)		10,800	10,881,510
Series 2024-WLF2, Class E, 7.98%, (1 mo. SOFR + 3.638%), 5/15/41(1)(2)		2,000	2,016,688
Harvest Commercial Capital Loan Trust, Series 2019-1, Class M6, 6.337%, 9/25/46(1)(3)		9,500	9,070,677
Hudson Yards Mortgage Trust:
Series 2025-SPRL, Class E, 6.678%, 1/13/40(1)(3)		2,000	2,062,923
Series 2025-SPRL, Class F, 7.403%, 1/13/40(1)(3)		1,750	1,805,126
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.348%, 12/10/34(1)(3)		11,850	11,714,071
INTOWN Mortgage Trust:
Series 2025-STAY, Class D, 7.192%, (1 mo. SOFR + 2.85%), 3/15/42(1)(2)		25,000	25,021,550
Series 2025-STAY, Class E, 8.192%, (1 mo. SOFR + 3.85%), 3/15/42(1)(2)		13,900	13,923,224
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.508%, 9/15/47(1)(3)		895	611,294
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.783%, (1 mo. SOFR + 2.441%), 2/15/42(1)(2)		21,100	20,999,285
ORL Trust:
Series 2024-GLKS, Class E, 7.532%, (1 mo. SOFR + 3.19%), 12/15/39(1)(2)		8,250	8,291,260
Series 2024-GLKS, Class F, 8.78%, (1 mo. SOFR + 4.438%), 12/15/39(1)(2)		23,550	23,510,511
ROCK Trust:
Series 2024-CNTR, Class D, 7.109%, 11/13/41(1)		1,750	1,818,699
Series 2024-CNTR, Class E, 8.819%, 11/13/41(1)		20,000	21,100,638
Taurus U.K. DAC:
Series 2025-UK3A, Class D, 7.022%, (SONIA + 2.80), 7/20/35(1)(2)	GBP	3,150	4,177,240
Series 2025-UK3A, Class E, 8.022%, (SONIA + 3.80%), 7/20/35(1)(2)	GBP	3,750	4,978,729
TX Trust, Series 2024-HOU, Class E, 8.729%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		6,000	6,043,156
Security	Principal Amount* (000's omitted)		Value
U.K. Logistics DAC, Series 2024-1A, Class E, 9.237%, (SONIA + 5.00), 5/17/34(1)(2)	GBP	2,250	$ 2,992,010
VCC Trust, Series 2025-MC1, Class A1, 8.163%to 5/25/28, 5/25/55(1)(4)		24,080	24,120,363
Willowbrook Mall:
Series 2025-WBRK, Class D, 6.075%, 3/5/35(1)(3)		2,500	2,401,075
Series 2025-WBRK, Class E, 6.075%, 3/5/35(1)(3)		5,875	5,393,940
Total Commercial Mortgage-Backed Securities (identified cost $382,050,827)			$ 383,517,122

Common Stocks — 0.3%
Security	Shares	Value
Brazil — 0.1%
Suzano SA ADR	295,100	$ 2,735,577
Vale SA ADR	496,500	4,731,645
		$ 7,467,222
Bulgaria — 0.1%
Eurohold Bulgaria AD(10)	5,122,844	$ 5,505,440
		$ 5,505,440
Colombia — 0.0%†
Canacol Energy Ltd.(10)	147,000	$ 222,792
		$ 222,792
Iceland — 0.0%†
Siminn Hf.	2,023,336	$ 221,921
		$ 221,921
Mexico — 0.0%†
Borr Drilling Ltd.(10)	724,100	$ 1,469,923
Orbia Advance Corp. SAB de CV	1,917,600	1,304,151
		$ 2,774,074
Pakistan — 0.0%†
VEON Ltd. ADR(10)	52,030	$ 2,846,561
		$ 2,846,561

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Puerto Rico — 0.1%
Liberty Latin America Ltd., Class C(10)	422,500	$ 3,016,650
		$ 3,016,650
Total Common Stocks (identified cost $20,978,186)		$ 22,054,660

Convertible Bonds — 2.3%
Security	Principal Amount (000's omitted)		Value
Canada — 0.0%†
Shopify, Inc., 0.125%, 11/1/25	USD	1,995	$ 2,045,872
			$ 2,045,872
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	USD	7,195	$ 9,576,545
H World Group Ltd., 3.00%, 5/1/26	USD	1,064	1,082,088
JD.com, Inc., 0.25%, 6/1/29	USD	2,355	2,430,360
Li Auto, Inc., 0.25%, 5/1/28	USD	1,270	1,491,031
PDD Holdings, Inc., 0.00%, 12/1/25	USD	3,951	3,891,735
Ping An Insurance Group Co. of China Ltd., 0.00%, 6/11/30(11)	HKD	15,000	2,105,732
Shimao Group Holdings Ltd., 0.00%, 7/21/26(1)	USD	408	131,758
Sunac China Holdings Ltd., 1.00% PIK to 9/30/26, 9/30/32(11)(12)	USD	258	29,657
Trip.com Group Ltd., 0.75%, 6/15/29	USD	2,430	2,762,910
ZTO Express Cayman, Inc., 1.50%, 9/1/27	USD	1,868	1,872,203
			$ 25,374,019
Germany — 0.0%†
TUI AG, 1.95%, 7/26/31(11)	EUR	1,200	$ 1,612,933
			$ 1,612,933
Singapore — 0.1%
Sea Ltd., 2.375%, 12/1/25	USD	1,290	$ 2,241,375
			$ 2,241,375
Spain — 0.0%†
Cellnex Telecom SA, 0.50%, 7/5/28(11)	EUR	1,100	$ 1,323,844
			$ 1,323,844
Tanzania — 0.0%†
HTA Group Ltd., 2.875%, 3/18/27(11)	USD	600	$ 568,265
			$ 568,265
Security	Principal Amount (000's omitted)		Value
United Kingdom — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	USD	1,651	$ 1,874,711
			$ 1,874,711
United States — 1.9%
Affirm Holdings, Inc., 0.75%, 12/15/29(1)	USD	2,020	$ 2,142,210
Airbnb, Inc., 0.00%, 3/15/26	USD	1,553	1,505,634
Akamai Technologies, Inc.:
0.25%, 5/15/33(1)	USD	2,800	2,833,838
1.125%, 2/15/29	USD	1,885	1,775,750
Alnylam Pharmaceuticals, Inc., 1.00%, 9/15/27	USD	1,760	2,592,128
Alphatec Holdings, Inc., 0.75%, 3/15/30(1)	USD	690	682,203
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29	USD	1,730	1,492,125
Axon Enterprise, Inc., 0.50%, 12/15/27	USD	530	1,752,902
Bentley Systems, Inc., 0.125%, 1/15/26	USD	945	970,515
Bill Holdings, Inc., 0.00%, 4/1/30(1)	USD	1,860	1,575,420
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	USD	1,070	1,013,582
BlackLine, Inc., 0.00%, 3/15/26	USD	1,955	1,890,485
Block, Inc., 0.25%, 11/1/27	USD	1,050	946,838
Bridgebio Pharma, Inc., 1.75%, 3/1/31(1)	USD	530	658,525
CenterPoint Energy, Inc.:
3.00%, 8/1/28(1)	USD	1,800	1,823,400
4.25%, 8/15/26	USD	935	1,042,058
Cloudflare, Inc.:
0.00%, 8/15/26	USD	1,720	2,116,890
0.00%, 6/15/30(1)	USD	1,870	2,091,595
CMS Energy Corp., 3.375%, 5/1/28	USD	1,430	1,571,570
Confluent, Inc., 0.00%, 1/15/27(1)	USD	1,005	940,075
Core Scientific, Inc., 0.00%, 6/15/31(1)	USD	310	313,543
CyberArk Software Ltd., 0.00%, 6/15/30(1)	USD	1,300	1,338,350
Cytokinetics, Inc., 3.50%, 7/1/27	USD	955	1,053,365
Datadog, Inc., 0.00%, 12/1/29(1)	USD	1,704	1,662,327
Dayforce, Inc., 0.25%, 3/15/26	USD	955	928,738
Dexcom, Inc., 0.375%, 5/15/28	USD	1,025	955,300
Digital Realty Trust LP, 1.875%, 11/15/29(1)	USD	1,830	1,933,578
DoorDash, Inc., 0.00%, 5/15/30(1)	USD	1,860	2,023,680
DraftKings Holdings, Inc., 0.00%, 3/15/28	USD	1,055	961,716
Duke Energy Corp., 4.125%, 4/15/26	USD	1,900	2,037,275
Enovis Corp., 3.875%, 10/15/28	USD	1,790	1,711,240
Envista Holdings Corp., 1.75%, 8/15/28	USD	1,600	1,488,000
Etsy, Inc., 0.25%, 6/15/28	USD	2,180	1,897,145
Evergy, Inc., 4.50%, 12/15/27	USD	1,855	2,210,163
Evolent Health, Inc., 3.50%, 12/1/29	USD	1,155	957,495
Exact Sciences Corp.:
0.375%, 3/1/28	USD	2,025	1,825,537
2.00%, 3/1/30(1)	USD	720	695,160

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
Expedia Group, Inc., 0.00%, 2/15/26	USD	1,600	$ 1,582,524
Federal Realty OP LP, 3.25%, 1/15/29(1)	USD	1,395	1,376,865
Five9, Inc., 1.00%, 3/15/29	USD	1,065	938,304
Ford Motor Co., 0.00%, 3/15/26	USD	2,049	2,041,828
Global Payments, Inc., 1.50%, 3/1/31	USD	3,220	2,930,200
Haemonetics Corp., 2.50%, 6/1/29	USD	1,440	1,440,720
Halozyme Therapeutics, Inc., 1.00%, 8/15/28	USD	1,655	2,043,167
Integer Holdings Corp., 1.875%, 3/15/30(1)	USD	905	889,615
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	USD	800	794,200
InterDigital, Inc., 3.50%, 6/1/27	USD	455	1,529,028
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	USD	1,870	2,055,215
Itron, Inc., 0.00%, 3/15/26	USD	1,070	1,157,331
Jazz Investments I Ltd.:
2.00%, 6/15/26	USD	1,365	1,402,879
3.125%, 9/15/30(1)	USD	1,320	1,461,900
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	940	1,109,728
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	1,535	1,526,404
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	USD	1,795	2,315,550
Live Nation Entertainment, Inc., 2.875%, 1/15/30(1)	USD	1,840	1,978,920
Lumentum Holdings, Inc., 0.50%, 6/15/28	USD	1,975	2,177,437
MARA Holdings, Inc., 0.00%, 6/1/31(1)	USD	1,260	1,107,650
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	USD	1,670	1,576,480
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	1,070	969,955
Merit Medical Systems, Inc., 3.00%, 2/1/29(1)	USD	1,225	1,444,275
Meritage Homes Corp., 1.75%, 5/15/28	USD	1,430	1,421,035
Microchip Technology, Inc., 0.75%, 6/1/30	USD	2,065	2,034,136
MicroStrategy, Inc., 0.00%, 12/1/29(1)	USD	3,915	3,763,588
MKS, Inc., 1.25%, 6/1/30	USD	2,000	1,951,156
NCL Corp. Ltd., 1.125%, 2/15/27	USD	2,300	2,420,750
NextEra Energy Capital Holdings, Inc., 3.00%, 3/1/27	USD	2,060	2,354,580
Nutanix, Inc., 0.50%, 12/15/29(1)	USD	1,825	2,056,227
ON Semiconductor Corp., 0.50%, 3/1/29	USD	3,625	3,481,725
Parsons Corp., 2.625%, 3/1/29	USD	1,750	1,911,000
PG&E Corp., 4.25%, 12/1/27	USD	2,695	2,690,957
Post Holdings, Inc., 2.50%, 8/15/27	USD	1,630	1,843,856
PPL Capital Funding, Inc., 2.875%, 3/15/28	USD	1,825	2,034,875
Progress Software Corp., 3.50%, 3/1/30	USD	1,300	1,350,050
Rapid7, Inc.:
0.25%, 3/15/27	USD	465	433,194
1.25%, 3/15/29	USD	570	505,587
Rivian Automotive, Inc., 4.625%, 3/15/29	USD	1,985	1,957,706
Security	Principal Amount (000's omitted)		Value
United States (continued)
Rubrik, Inc., 0.00%, 6/15/30(1)	USD	1,405	$ 1,508,970
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	2,185	2,387,112
Snowflake, Inc., 0.00%, 10/1/29(1)	USD	935	1,451,003
Southern Co., 3.25%, 6/15/28(1)	USD	1,500	1,516,500
Spotify USA, Inc., 0.00%, 3/15/26	USD	1,895	2,399,070
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	1,240	1,504,740
Uber Technologies, Inc.:
0.00%, 12/15/25	USD	1,120	1,272,320
0.00%, 5/15/28(1)	USD	1,400	1,564,398
0.875%, 12/1/28	USD	1,990	2,725,305
Ventas Realty LP, 3.75%, 6/1/26	USD	700	872,270
Western Digital Corp., 3.00%, 11/15/28	USD	1,690	3,625,895
Workiva, Inc., 1.25%, 8/15/28	USD	2,000	1,838,500
XPLR Infrastructure LP, 2.50%, 6/15/26(1)	USD	2,480	2,384,024
Ziff Davis, Inc., 1.75%, 11/1/26	USD	900	860,625
Zscaler, Inc., 0.00%, 7/15/28(1)	USD	1,400	1,368,500
			$ 150,750,184
Total Convertible Bonds (identified cost $174,799,156)			$ 185,791,203

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
United States — 0.1%
Bank of America Corp., Series L, 7.25%	3,000	$ 3,660,000
Wells Fargo & Co., Series L, Class A, 7.50%	3,100	3,672,074
Total Convertible Preferred Stocks (identified cost $7,401,269)		$ 7,332,074

Exchange-Traded Funds — 0.7%
Security	Shares	Value
iShares Broad USD High Yield Corporate Bond ETF	1,393,600	$ 52,106,704
ProShares Short VIX Short-Term Futures ETF	122,200	5,539,326
Total Exchange-Traded Funds (identified cost $58,025,182)		$ 57,646,030

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 7.5%
Security	Principal Amount (000's omitted)		Value
Angola — 0.2%
Azule Energy Finance PLC:
8.125%, 1/23/30(11)	USD	6,188	$ 6,238,612
8.125%, 1/23/30(1)	USD	8,402	8,470,720
			$ 14,709,332
Argentina — 0.3%
Banco Macro SA, 8.00%, 6/23/29(1)	USD	5,936	$ 5,960,931
Empresa Distribuidora de Electricidad de Mendoza SA, 9.75% to 7/28/29, 7/28/31(1)(4)	USD	7,420	6,974,800
Generacion Mediterranea SA/Central Termica Roca SA, 11.00%, 11/1/31(1)	USD	2,541	1,499,023
YPF SA, 8.25%, 1/17/34(1)	USD	8,698	8,797,867
			$ 23,232,621
Brazil — 1.3%
Adecoagro SA, 7.50%, 7/29/32(1)	USD	4,559	$ 4,572,677
Braskem Netherlands Finance BV:
4.50%, 1/10/28(11)	USD	2,164	1,653,160
4.50%, 1/31/30(11)	USD	12,437	8,841,739
8.50% to 10/24/25, 1/23/81(11)(13)	USD	3,506	2,894,150
Constellation Oil Services Holding SA:
9.375%, 11/7/29(11)	USD	1,162	1,191,480
9.375%, 11/7/29(1)	USD	5,843	5,991,237
Gol Finance, Inc., 14.375%, 6/6/30(1)	USD	10,239	9,995,824
Guara Norte SARL, 5.198%, 6/15/34(11)	USD	7,807	7,581,972
MV24 Capital BV, 6.748%, 6/1/34(11)	USD	9,053	9,017,088
Oceanica Lux, 13.00%, 10/2/29(11)	USD	2,944	2,774,720
OHI Group SA:
13.00%, 7/22/29(11)	USD	3,933	4,155,214
13.00%, 7/22/29(1)	USD	10,990	11,610,935
OI SA, 10.00%, (10.00% cash or 7.50% cash and 6.00% PIK), 6/30/27(1)(14)	USD	3,537	2,517,193
Raizen Fuels Finance SA, 6.25%, 7/8/32(1)	USD	7,597	7,481,146
Samarco Mineracao SA, 9.00% PIK to 12/30/25, 6/30/31(11)	USD	16,824	16,671,806
Unigel Luxembourg SA, 13.50%, (13.50% cash or 15.00% PIK), 12/31/27(11)(14)	USD	310	245,606
Vale SA, Series A6, 0.00%(15)(16)	BRL	50,226	3,188,736
Yinson Boronia Production BV, 8.947%, 7/31/42(1)	USD	2,718	2,935,150
			$ 103,319,833
Security	Principal Amount (000's omitted)		Value
Cameroon — 0.1%
Golar LNG Ltd., 7.75%, 9/19/29(1)(11)	USD	4,600	$ 4,647,889
			$ 4,647,889
Canada — 0.1%
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	1,000	$ 1,163,310
Aris Gold Corp., 7.50%, 8/26/27	USD	1,373	1,372,143
Polaris Renewable Energy, Inc., 9.50%, 12/3/29	USD	3,125	3,234,375
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	USD	1,665	1,706,284
			$ 7,476,112
China — 0.2%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(11)	USD	9,952	$ 9,881,811
Kaisa Group Holdings Ltd., 9.375%, 6/30/24(11)(12)	USD	850	38,250
KWG Group Holdings Ltd., 7.875%, 8/30/24(12)	USD	519	31,854
Longfor Group Holdings Ltd.:
3.375%, 4/13/27(11)	USD	1,166	1,085,993
3.95%, 9/16/29(11)	USD	340	280,826
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(1)(14)	USD	471	23,571
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(1)(14)	USD	707	28,285
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(1)(14)	USD	707	21,214
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(1)(14)	USD	2,575	180,285
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(11)(12)(14)	USD	219	30,027
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(11)(12)(14)	USD	220	30,203
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(11)(12)(14)	USD	440	60,554
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(11)(12)(14)	USD	662	89,395
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(11)(12)(14)	USD	664	89,612
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(11)(12)(14)	USD	313	43,506
Times China Holdings Ltd.:
5.55%, 6/4/24(11)(12)	USD	2,221	83,287
6.75%, 7/16/23(11)(12)	USD	1,041	37,476
Yanlord Land HK Co. Ltd., 5.125%, 5/20/26(11)	USD	200	199,286
			$ 12,235,435

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Colombia — 0.4%
ABRA Global Finance, 14.00%, (6.00% cash and 8.00% PIK), 10/22/29(1)	USD	7,393	$ 5,646,502
Banco Davivienda SA:
6.65% to 4/22/31(11)(13)(15)	USD	2,701	2,409,603
8.125% to 7/2/30, 7/2/35(1)(13)	USD	6,519	6,649,315
Banco de Occidente SA, 10.875% to 5/13/29, 8/13/34(11)(13)	USD	6,504	7,251,960
Bancolombia SA, 8.625% to 6/24/29, 12/24/34(13)	USD	5,656	6,021,560
Canacol Energy Ltd., 5.75%, 11/24/28(11)	USD	4,938	1,492,230
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(11)	USD	6,450	5,877,399
			$ 35,348,569
Costa Rica — 0.0%†
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	434	$ 462,564
			$ 462,564
Georgia — 0.2%
Bank of Georgia JSC:
9.50% to 7/16/29(1)(13)(15)	USD	200	$ 200,409
9.50% to 7/16/29(11)(13)(15)	USD	8,631	8,648,628
TBC Bank Group PLC, 22.00%, 6/5/28(1)	UZS	16,650,000	1,315,086
TBC Bank JSC:
8.894% to 11/6/26(11)(13)(15)	USD	3,481	3,434,368
10.25% to 7/30/29(11)(13)(15)	USD	6,004	6,049,916
			$ 19,648,407
Ghana — 0.2%
Kosmos Energy Ltd.:
7.125%, 4/4/26(11)	USD	997	$ 981,011
7.50%, 3/1/28(11)	USD	4,667	4,011,240
8.75%, 10/1/31(11)	USD	6,700	5,170,685
Tullow Oil PLC, 10.25%, 5/15/26(11)	USD	4,249	3,834,723
			$ 13,997,659
Greece — 0.1%
Alpha Bank SA, 7.50% to 6/10/30(11)(13)(15)	EUR	7,040	$ 8,754,460
			$ 8,754,460
Guyana — 0.0%†
Secure International Finance Co., Inc., 10.00%, 6/3/29(1)	USD	1,412	$ 1,418,824
			$ 1,418,824
Security	Principal Amount (000's omitted)		Value
Hong Kong — 0.2%
CAS Capital No. 1 Ltd., 4.00% to 7/12/26(11)(13)(15)	USD	8,420	$ 8,255,718
Li & Fung Ltd., 8.375%, 2/5/29(5)(11)	USD	1,600	1,608,000
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(11)	USD	7,551	7,475,252
			$ 17,338,970
Hungary — 0.2%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(11)(13)	EUR	4,309	$ 4,991,273
6.875% to 5/8/30, 11/8/35(11)(13)	EUR	3,130	3,687,110
OTP Bank Nyrt:
7.30% to 1/30/30, 7/30/35(11)(13)	USD	5,614	5,842,393
8.75% to 2/15/28, 5/15/33(11)(13)	USD	1,330	1,428,865
			$ 15,949,641
Iceland — 0.0%
Wow Air Hf.:
0.00%(12)(15)(17)	EUR	20	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(12)(15)(17)	EUR	900	0
			$ 0
India — 0.4%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	USD	1,128	$ 1,149,101
HDFC Bank Ltd., 3.70% to 8/25/26(11)(13)(15)	USD	6,100	5,956,857
Piramal Finance Ltd., 7.80%, 1/29/28(11)	USD	5,470	5,556,212
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	730,000	8,085,949
Vedanta Resources Finance II PLC:
9.475%, 7/24/30(1)	USD	1,834	1,808,589
9.85%, 4/24/33(1)	USD	1,019	1,023,262
9.85%, 4/24/33(11)	USD	1,318	1,323,513
10.25%, 6/3/28(1)	USD	3,715	3,834,100
11.25%, 12/3/31(1)	USD	3,700	3,868,925
			$ 32,606,508
Indonesia — 0.0%†
Pakuwon Jati Tbk. PT, 4.875%, 4/29/28(11)	USD	1,520	$ 1,487,124
			$ 1,487,124
Ireland — 0.0%†
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	USD	2,000	$ 2,097,373
			$ 2,097,373

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Jamaica — 0.2%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)(5)	USD	6,060	$ 6,125,890
NCB Financial Group Ltd., 11.00%, 7/31/30(1)	USD	7,070	7,056,002
			$ 13,181,892
Kazakhstan — 0.2%
ForteBank JSC:
7.75%, 2/4/30(11)	USD	1,271	$ 1,294,478
7.75%, 2/4/30(1)	USD	9,679	9,857,790
Kaspi.KZ JSC, 6.25%, 3/26/30(11)	USD	3,988	4,072,990
			$ 15,225,258
Luxembourg — 0.2%
FORESEA Holding SA, 7.50%, 6/15/30(11)	USD	9,783	$ 9,427,428
LHMC Finco 2 SARL:
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(1)(14)	EUR	1,510	1,813,933
8.625%, (8.625% cash or 9.375% PIK), 5/15/30(11)(14)	EUR	1,720	2,066,201
			$ 13,307,562
Mexico — 0.8%
Alpha Holding SA de CV:
9.00%, 2/10/25(11)(12)	USD	2,654	$ 19,903
10.00%, 12/19/22(11)(12)	USD	1,440	10,798
Banco Mercantil del Norte SA:
5.875% to 1/24/27(11)(13)(15)	USD	736	720,127
7.625% to 1/10/28(11)(13)(15)	USD	922	931,436
8.375% to 5/20/31(11)(13)(15)	USD	1,071	1,095,430
8.375% to 10/14/30(11)(13)(15)	USD	2,291	2,421,674
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 5/20/31(1)(13)(15)	USD	6,647	6,798,619
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/17/28, 1/18/33(11)(13)	USD	5,354	5,169,455
8.45% to 6/29/33, 6/29/38(1)(13)	USD	1,771	1,889,272
8.45% to 6/29/33, 6/29/38(11)(13)	USD	5,996	6,396,428
Controladora Mabe SA de CV, 5.60%, 10/23/28(11)	USD	2,200	1,868,317
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB:
13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/30(11)	USD	6,229	4,788,313
13.00% to 9/12/27, (11.00% cash and 2.00% PIK), 9/12/31(1)	USD	1,693	1,301,494
Financiera Independencia SAB de CV SOFOM ENR, 10.00% to 3/1/26, 3/1/28(4)(11)	USD	1,121	1,112,386
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Grupo Aeromexico SAB de CV:
8.625%, 11/15/31(11)	USD	973	$ 951,108
8.625%, 11/15/31(1)	USD	9,129	8,923,597
Petroleos Mexicanos:
4.50%, 1/23/26	USD	3,736	3,708,582
6.75%, 9/21/47	USD	5,480	4,248,362
6.84%, 1/23/30	USD	3,411	3,358,756
6.875%, 8/4/26	USD	2,163	2,173,039
Total Play Telecomunicaciones SA de CV, 11.125%, 12/31/32(1)	USD	5,060	4,882,521
			$ 62,769,617
Mongolia — 0.0%†
Golomt Bank, 11.00%, 5/20/27(11)	USD	2,272	$ 2,355,628
Mongolian Mining Corp., 8.44%, 4/3/30(11)	USD	600	579,285
			$ 2,934,913
Netherlands — 0.0%†
Veon Midco BV, 3.375%, 11/25/27(11)	USD	3,717	$ 3,441,958
			$ 3,441,958
Nigeria — 0.1%
Access Bank PLC, 6.125%, 9/21/26(11)	USD	6,696	$ 6,685,650
			$ 6,685,650
Paraguay — 0.0%†
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	907	$ 681,896
7.70%, 7/21/28(11)	USD	2,094	1,574,301
			$ 2,256,197
Peru — 0.3%
Auna SA:
10.00%, 12/18/29(11)	USD	2,562	$ 2,704,076
10.00%, 12/18/29(1)	USD	5,370	5,667,644
Camposol SA, 6.00%, 2/3/27(11)	USD	3,962	3,908,605
Peru LNG SRL, 5.375%, 3/22/30(11)	USD	4,016	3,829,662
Petroleos del Peru SA, 5.625%, 6/19/47(11)	USD	10,759	7,262,095
Telefonica del Peru SAA, 7.375%, 4/10/27(11)	PEN	4,500	450,939
			$ 23,823,021

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Russia — 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(11)(12)(13)(15)(17)	USD	1,226	$ 0
			$ 0
Saint Lucia — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	USD	8,507	$ 8,552,854
			$ 8,552,854
Singapore — 0.1%
Puma International Financing SA:
7.75%, 4/25/29(11)	USD	1,709	$ 1,768,325
7.75%, 4/25/29(5)(11)	USD	4,390	4,542,390
			$ 6,310,715
Switzerland — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	USD	2,000	$ 1,891,187
9.50%, 6/1/28(1)	USD	3,000	3,077,892
			$ 4,969,079
Togo — 0.1%
Ecobank Transnational, Inc.:
10.125%, 10/15/29(1)	USD	2,475	$ 2,611,118
10.125%, 10/15/29(11)	USD	4,216	4,447,869
			$ 7,058,987
Turkey — 0.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(11)	USD	3,658	$ 3,666,393
Limak Yenilenebilir Enerji AS, 9.625%, 8/12/30(1)	USD	6,420	6,411,715
WE Soda Investments Holding PLC, 9.50%, 10/6/28(11)	USD	2,553	2,664,357
Zorlu Enerji Elektrik Uretim AS, 11.00%, 4/23/30(11)	USD	7,694	7,460,364
			$ 20,202,829
Ukraine — 0.1%
Kernel Holding SA, 6.75%, 10/27/27(11)	USD	5,080	$ 4,546,041
			$ 4,546,041
Security	Principal Amount (000's omitted)		Value
United Arab Emirates — 0.1%
Ittihad International Ltd., 9.75%, 11/9/28(11)	USD	5,647	$ 5,945,311
			$ 5,945,311
United Kingdom — 0.1%
Avianca Midco 2 PLC:
9.00%, 12/1/28(1)	USD	8,897	$ 8,508,168
9.625%, 2/14/30(1)	USD	2,515	2,341,226
			$ 10,849,394
United States — 0.5%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(13)(15)	USD	16,000	$ 15,581,653
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(14)	USD	5,000	5,225,374
Gray Media, Inc., 5.375%, 11/15/31(1)	USD	1,487	1,098,846
Hightower Holding LLC, 9.125%, 1/31/30(1)	USD	2,000	2,135,512
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	USD	1,500	1,535,981
Level 3 Financing, Inc.:
3.875%, 10/15/30(1)	USD	1,021	880,612
4.50%, 4/1/30(1)	USD	998	903,477
4.875%, 6/15/29(1)	USD	254	239,662
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	USD	2,000	1,981,106
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	USD	1,500	1,332,854
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	USD	1,000	1,020,649
Voyager Parent LLC, 9.25%, 7/1/32(1)	USD	5,000	5,292,345
			$ 37,228,071
Uzbekistan — 0.1%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(11)	UZS	51,340,000	$ 4,155,259
Uzbek Industrial & Construction Bank ATB, 8.95%, 7/24/29(11)	USD	6,826	7,235,369
			$ 11,390,628
Venezuela — 0.2%
Petroleos de Venezuela SA:
5.375%, 4/12/27(11)(12)	USD	5,670	$ 794,507
5.50%, 4/12/37(11)(12)	USD	817	114,845
6.00%, 10/28/22(11)(12)	USD	2,115	243,262
6.00%, 5/16/24(11)(12)	USD	13,368	1,878,158
6.00%, 11/15/26(11)(12)	USD	60,087	8,502,259
9.00%, 11/17/21(11)(12)	USD	344	49,708
9.75%, 5/17/35(11)(12)	USD	1,954	311,695

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
12.75%, 2/17/22(11)(12)	USD	928	$ 144,226
			$ 12,038,660
Total Foreign Corporate Bonds (identified cost $594,608,467)			$ 587,449,958

Government National Mortgage Association Participation Agreements — 1.5%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 6.102%, 1/1/59(18)	$120,010	$ 121,601,813
Total Government National Mortgage Association Participation Agreements (identified cost $120,010,000)		$ 121,601,813

Insurance Linked Securities — 2.3%
Security	Shares	Value
Reinsurance Side Cars — 1.0%
Eden Re II Ltd.:
Series 2022A, 0.00%, 3/20/26(1)(17)(19)(20)	79,810	$ 96,658
Series 2022B, 0.00%, 3/20/26(1)(17)(19)(20)	27,451	65,863
Series 2023A, 0.00%, 3/19/27(1)(17)(19)(20)	257,143	651,986
Series 2023B, 0.00%, 3/19/27(1)(17)(19)(20)	31,162	438,782
Series 2024A, 0.00%, 3/17/28(1)(17)(19)(20)	81,053	461,125
Series 2024B, 0.00%, 3/17/28(1)(17)(19)(20)	64,938	1,910,146
Series 2025A, 0.00%, 3/19/30(1)(17)(19)(20)	37,500,000	36,371,250
Mt. Logan Re Ltd.:
Series 13, Preference Shares(17)(20)(21)	10,000	26,521,385
Series 17, Preference Shares(10)(17)(20)(21)	860	2,250,877
Series 19, Preference Shares(10)(17)(20)(21)	7,464	11,900,103
		$ 80,668,175
Segregated Account/Funds — 1.3%
1863 Fund Ltd. - Core Nat Cat Fund(10)(17)(20)	50,541	$ 58,511,289
PartnerRe ILS Fund SAC Ltd.(10)(17)(20)(21)	34,000	40,232,200
		$ 98,743,489
Total Insurance Linked Securities (identified cost $141,472,375)		$ 179,411,664

Loan Participation Notes — 0.0%†
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.0%†
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(11)(17)(22)	UZS	1,841,900	$ 145,327
Total Loan Participation Notes (identified cost $155,826)			$ 145,327

Preferred Stocks — 0.1%
Security	Principal Amount/ Shares	Value
United States — 0.1%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(10)(21)	$8,000,000	$ 8,163,664
Boeing Co., 6.00%	27,000	1,908,900
Hewlett Packard Enterprise Co., 7.625%	26,000	1,560,000
PG&E Corp., Series A, 6.00%	8,000	304,080
Total Preferred Stocks (identified cost $10,927,500)		$ 11,936,644

Senior Floating-Rate Loans — 1.3%(23)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.2%
Telecom Argentina SA, Term Loan, 9.33%, (3 mo. USD Term SOFR + 5.00%), 2/23/29	$2,925	$ 2,979,548
VMOS SA:
Term Loan, 9.70%, (3 mo. USD Term SOFR + 5.50%), 7/8/30	2,294	2,293,950
Term Loan, 7/8/30(24)	8,896	8,896,050
		$ 14,169,548
Brazil — 0.1%
Clealco Acucar E Alcool SA, Term Loan, 14.698%, (3 mo. USD Term SOFR + 12.00%), 12/31/25	$3,740	$ 3,740,205
		$ 3,740,205

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Jamaica — 0.1%
Digicel International Finance Ltd.:
Term Loan, 14.106%, (3 mo. USD Term SOFR + 9.65%), 11.856% cash, 2.25% PIK, 5/25/27	$7,362	$ 7,398,474
Term Loan, 7/30/32(25)	3,400	3,400,000
		$ 10,798,474
Paraguay — 0.1%
Frigorifico Concepcion SA, Term Loan, 9.795%, (3 mo. USD Term SOFR + 5.50%), 12/8/26	$4,646	$ 4,721,247
		$ 4,721,247
Puerto Rico — 0.0%†
Coral-US Co-Borrower LLC, Term Loan, 7.568%, (3 mo. USD Term SOFR + 3.25%), 2/2/32	$2,535	$ 2,531,377
		$ 2,531,377
Suriname — 0.7%
Staatsolie Maatschappij Suriname NV, Revolving Loan, 4/25/32(24)	$52,400	$ 52,400,000
		$ 52,400,000
Tanzania — 0.1%
HTA Group Ltd.:
Term Loan, 8.591%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	$690	$ 686,550
Term Loan, 8.591%, (3 mo. USD Term SOFR + 4.31%), 9/13/28	4,250	4,228,750
PIH Communication LLC, Term Loan, 7.821%, (3 mo. USD Term SOFR + 3.50%), 12/12/29	6,283	6,283,397
		$ 11,198,697
Uzbekistan — 0.0%†
Navoi Mining & Metallurgical Co., Term Loan, 9.086%, (3 mo. USD Term SOFR + 4.76%), 4/23/27	$634	$ 630,716
		$ 630,716
Total Senior Floating-Rate Loans (identified cost $99,778,809)		$ 100,190,264

Sovereign Government Bonds — 17.4%
Security	Principal Amount (000's omitted)		Value
Brazil — 3.4%
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/25	BRL	1,527,300	$ 266,370,980
			$ 266,370,980
Colombia — 3.9%
Colombia TES:
6.00%, 4/28/28	COP	995,018,300	$ 216,840,918
6.00%, 4/28/28	COP	393,550,000	85,764,999
			$ 302,605,917
Dominican Republic — 0.1%
Dominican Republic Bonds:
12.00%, 8/8/25(1)	DOP	104,570	$ 1,717,617
12.75%, 9/23/29(1)	DOP	91,200	1,649,983
			$ 3,367,600
Iceland — 0.1%
Republic of Iceland:
4.50%, 2/17/42	ISK	1,145,294	$ 7,039,007
6.50%, 1/24/31	ISK	45,514	352,032
7.00%, 9/17/35	ISK	384,686	3,083,090
			$ 10,474,129
Indonesia — 0.8%
Indonesia Treasury Bonds, 6.75%, 7/15/35	IDR	989,900,000	$ 61,052,556
			$ 61,052,556
Japan — 1.1%
Japan Government Thirty Year Bonds, 2.40%, 3/20/55(7)	JPY	15,470,050	$ 89,894,910
			$ 89,894,910
Mexico — 2.0%
Mexican Bonos, 7.75%, 11/23/34	MXN	3,290,110	$ 158,123,018
			$ 158,123,018
Peru — 3.1%
Peru Government Bonds:
5.40%, 8/12/34	PEN	326,285	$ 85,918,541
6.714%, 2/12/55	PEN	5,641	1,547,221
6.85%, 8/12/35(1)(11)	PEN	121,015	34,631,844

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Peru (continued)
Peru Government Bonds: (continued)
6.90%, 8/12/37	PEN	192,624	$ 54,360,322
7.30%, 8/12/33(1)(11)	PEN	27,365	8,316,294
7.60%, 8/12/39(1)(11)	PEN	188,999	55,786,079
			$ 240,560,301
Romania — 0.0%†
Romania Government International Bonds, 5.75%, 3/24/35(11)	USD	3,166	$ 3,007,516
			$ 3,007,516
Serbia — 0.4%
Serbia Treasury Bonds, 4.50%, 8/20/32	RSD	3,319,480	$ 31,485,911
			$ 31,485,911
South Africa — 2.1%
Republic of South Africa Government Bonds:
8.50%, 1/31/37	ZAR	413,920	$ 20,227,999
8.875%, 2/28/35	ZAR	2,539,040	133,114,113
10.875%, 3/31/38	ZAR	230,000	13,132,575
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	2,000	1,950,313
			$ 168,425,000
Suriname — 0.2%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	9,547	$ 9,523,557
9.00%, Oil-Linked, 12/31/50(1)	USD	3,652	4,254,580
			$ 13,778,137
Uzbekistan — 0.1%
National Bank of Uzbekistan, 8.50%, 7/5/29(11)	USD	7,667	$ 8,129,545
Republic of Uzbekistan Bonds, 16.25%, 10/12/26(11)	UZS	6,450,000	519,777
			$ 8,649,322
Venezuela — 0.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(11)(12)	USD	799	$ 123,847
7.00%, 3/31/38(11)(12)	USD	183	36,618
7.65%, 4/21/25(11)(12)	USD	32	5,923
7.75%, 10/13/19(11)(12)	USD	1,813	284,580
8.25%, 10/13/24(11)(12)	USD	4,000	750,381
9.25%, 9/15/27(12)	USD	22,668	5,017,562
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
9.25%, 5/7/28(11)(12)	USD	11,120	$ 2,225,032
11.75%, 10/21/26(11)(12)	USD	586	130,533
11.95%, 8/5/31(11)(12)	USD	3,727	773,705
12.75%, 8/23/22(11)(12)	USD	610	120,234
			$ 9,468,415
Total Sovereign Government Bonds (identified cost $1,331,531,487)			$1,367,263,712

U.S. Department of Agriculture Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	$264	$ 264,130
7.00%, (U.S. (Fed) Prime Rate - 0.50%), 2/16/43(2)	7,118	7,119,273
Total U.S. Department of Agriculture Loans (identified cost $7,381,853)		$ 7,383,403

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(8)
Series 2021-SB91, Class X1, 0.562%, 8/25/41(3)	$22,037	$ 571,979
Series 2021-SB92, Class X1, 0.559%, 8/25/41(3)	21,579	563,519
Government National Mortgage Association:
Interest Only:(8)
Series 2021-101, Class IO, 0.676%, 4/16/63(3)	25,820	1,317,158
Series 2021-132, Class IO, 0.72%, 4/16/63(3)	62,764	3,348,706
Series 2021-144, Class IO, 0.823%, 4/16/63(3)	24,484	1,492,166
Series 2021-186, Class IO, 0.764%, 5/16/63(3)	45,875	2,526,447
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	65,424	3,208,762
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $15,964,073)		$ 13,028,737

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 26.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.388%, (COF + 1.254%), with maturity at 2035(26)	$15	$ 14,105
4.642%, (COF + 1.251%), with maturity at 2030(26)	27	26,243
6.00%, with various maturities to 2055	9,580	9,744,945
6.50%, with maturity at 2053	5,546	5,747,517
7.00%, with various maturities to 2053	1,253	1,328,809
Federal National Mortgage Association:
4.187%, (COF + 1.254%), with maturity at 2035(26)	5	4,436
5.103%, (COF + 1.79%), with maturity at 2035(26)	205	201,632
5.50%, with maturity at 2054	1,165	1,164,876
6.00%, with maturity at 2053	2,492	2,549,441
6.00%, with maturity at 2053(7)	10,618	10,797,417
6.50%, with various maturities to 2055	71,131	73,588,216
8.50%, with maturity at 2032	51	53,430
Government National Mortgage Association:
5.00%, with maturity at 2052(7)	15,543	15,288,349
5.50%, with various maturities to 2063	26,135	26,205,483
5.50%, with various maturities to 2053(7)	35,411	35,560,174
6.00%, with various maturities to 2064	117,955	120,827,165
6.00%, with various maturities to 2054(7)	56,759	58,268,276
6.00%, 30-Year, TBA(27)	93,000	94,285,655
6.50%, with various maturities to 2064	75,236	78,176,043
6.50%, 30-Year, TBA(27)	351,000	359,098,746
6.50%, with various maturities to 2053(7)	39,369	41,352,587
7.00%, with various maturities to 2064	29,249	30,321,879
7.50%, with various maturities to 2054	4,838	4,986,513
8.00%, with various maturities to 2054	2,452	2,529,647
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(27)	371,840	318,315,342
5.50%, 30-Year, TBA(27)	287,900	286,359,289
6.00%, 30-Year, TBA(27)	428,700	434,644,847
6.50%, 30-Year, TBA(27)	35,830	36,952,488
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $2,033,108,895)		$2,048,393,550

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(28)(29) Series 2018-1, Class A, 2.519%, 3/25/44(1)	$114,375	$ 6,217,916
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $30,742,355)		$ 6,217,916

Short-Term Investments — 2.3%
Affiliated Fund — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(30)	57,834,949	$ 57,834,949
Total Affiliated Fund (identified cost $57,834,949)		$ 57,834,949

Sovereign Government Securities — 0.3%
Security	Principal Amount (000's omitted)		Value
Nigeria — 0.3%
Nigeria OMO Bills:
0.00%, 2/24/26	NGN	7,058,834	$ 4,044,096
0.00%, 2/25/26	NGN	29,800,442	17,039,684
Total Sovereign Government Securities (identified cost $21,656,087)			$ 21,083,780

U.S. Treasury Obligations — 1.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/14/25(31)	$13,500	$ 13,479,153
0.00%, 8/21/25	4,000	3,990,464
0.00%, 9/4/25(31)	43,500	43,324,585
0.00%, 10/9/25	30,000	29,755,805

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 11/12/25(31)	$9,450	$ 9,335,654
Total U.S. Treasury Obligations (identified cost $99,889,269)		$ 99,885,661
Total Short-Term Investments (identified cost $179,380,305)		$ 178,804,390

Total Purchased Swaptions — 0.0%† (identified cost $4,705,944)	$ 4,274,112
Total Investments — 126.0% (identified cost $9,832,664,784)	$9,920,115,091
Less Unfunded Loan Commitments — (0.8)%	$ (61,296,050)
Net Investments — 125.2% (identified cost $9,771,368,734)	$9,858,819,041
Total Written Swaptions — (0.0)%† (premiums received $457,339)	$ (614,430)
TBA Sale Commitments — (4.3)%
U.S. Government Agency Mortgage-Backed Securities — (4.3)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 3.00%, 30-Year, TBA(27)	$(383,334)	$ (335,013,714)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $335,887,434)		$ (335,013,714)
Total TBA Sale Commitments (proceeds $335,887,434)		$ (335,013,714)

Other Assets, Less Liabilities — (20.9)%	$(1,649,962,192)
Net Assets — 100.0%	$ 7,873,228,705
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $2,676,561,957 or 34.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at July 31, 2025.
(5)	When-issued, variable rate security whose interest rate will be determined after July 31, 2025.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2025.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(8)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(9)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(10)	Non-income producing security.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $437,628,877 or 5.6% of the Portfolio's net assets.
(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(16)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at July 31, 2025.
(17)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(18)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(19)	Quantity held represents principal in USD.
(20)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(21)	Restricted security.
(22)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

(23)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(24)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any. At July 31, 2025, the total value of unfunded loan commitments is $61,296,050.
(25)	This Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined.
(26)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2025.
(27)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(28)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(29)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2025 of all interest only securities comprising the trust.
(30)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
(31)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Credit Default Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to buy protection on Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.44.V1) at 107, expiring 9/17/30	Goldman Sachs International	USD	476,394,850	9/17/25	$4,186,591
Total					$4,186,591
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Interest Rate Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 9/10/55 to pay SOFR and receive 4.53%	Bank of America, N.A.	USD	100,000,000	9/8/25	$87,521
Total					$87,521
†	Amount is less than 0.05% or (0.05)%, as applicable.

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Written Credit Default Swaptions (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to buy protection on Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.44.V1) at 102, expiring 9/17/30	Goldman Sachs International	USD	(476,394,850)	9/17/25	$(614,430)
Total					$(614,430)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	333,904	USD	389,132	9/17/25	$ (6,969)
EUR	1,084,472	USD	1,263,844	9/17/25	(22,636)
EUR	7,200,000	USD	8,476,186	9/17/25	(235,586)
EUR	81,500,000	USD	94,980,124	9/17/25	(1,701,114)
IDR	108,000,000,000	USD	6,525,680	9/17/25	11,096
IDR	120,757,802,205	USD	7,358,794	9/17/25	(49,843)
IDR	456,672,837,000	USD	27,761,267	9/17/25	(120,822)
TWD	148,000,000	USD	5,079,278	9/17/25	(114,211)
TWD	191,500,000	USD	6,562,465	9/17/25	(138,071)
TWD	191,500,000	USD	6,563,704	9/17/25	(139,310)
TWD	295,000,000	USD	10,130,683	9/17/25	(234,096)
TWD	324,030,000	USD	11,107,759	9/17/25	(237,282)
TWD	353,000,000	USD	12,097,615	9/17/25	(255,259)
TWD	430,000,000	USD	14,737,131	9/17/25	(311,598)
TWD	645,000,000	USD	22,130,726	9/17/25	(492,426)
TWD	645,000,000	USD	22,136,042	9/17/25	(497,743)
USD	33,805,916	COP	138,117,451,347	9/17/25	953,862
USD	115,038,468	COP	480,717,000,000	9/17/25	697,083
USD	52,798,602	COP	220,051,372,178	9/17/25	458,080
USD	26,599,291	COP	110,187,562,132	9/17/25	390,527
USD	15,091,627	COP	62,034,131,685	9/17/25	336,441
USD	6,061,853	COP	25,638,000,000	9/17/25	(36,297)
USD	52,913,106	COP	224,001,285,290	9/17/25	(366,926)
USD	26,423,885	EUR	22,673,655	9/17/25	473,257
USD	18,745,607	EUR	16,085,123	9/17/25	335,738
USD	7,857,610	EUR	6,742,413	9/17/25	140,731
USD	7,222,089	EUR	6,197,089	9/17/25	129,349
USD	7,162,153	EUR	6,145,659	9/17/25	128,276
USD	3,426,887	EUR	2,940,523	9/17/25	61,376
USD	1,048,860	EUR	900,000	9/17/25	18,785
USD	464,366	EUR	398,460	9/17/25	8,317
USD	121,596	EUR	104,338	9/17/25	2,178
USD	27,341,585	IDR	444,000,000,000	9/17/25	468,173

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	18,821,082	IDR	305,936,694,200	9/17/25	$ 304,049
USD	17,040,810	IDR	276,845,000,000	9/17/25	284,572
USD	16,469,795	IDR	268,820,000,000	9/17/25	199,276
USD	15,174,301	IDR	247,920,000,000	9/17/25	168,768
USD	10,332,637	IDR	168,690,639,205	9/17/25	122,518
USD	8,663,872	INR	742,000,000	9/17/25	205,034
USD	440,468	PEN	1,596,080	9/17/25	(3,230)
USD	274,537	PEN	1,000,000	9/17/25	(3,456)
USD	274,476	PEN	1,000,000	9/17/25	(3,516)
USD	274,386	PEN	1,000,000	9/17/25	(3,607)
USD	2,758,392	PEN	10,000,000	9/17/25	(21,533)
USD	4,666,099	PEN	17,000,000	9/17/25	(59,774)
USD	5,216,198	PEN	19,000,000	9/17/25	(65,661)
USD	5,213,335	PEN	19,000,000	9/17/25	(68,523)
USD	11,268,904	PEN	40,834,000	9/17/25	(82,644)
USD	17,102,033	PEN	62,000,000	9/17/25	(133,505)
USD	33,348,490	PEN	121,015,000	9/17/25	(292,778)
USD	27,996,597	PEN	102,000,000	9/17/25	(358,643)
USD	30,542,210	PEN	111,250,000	9/17/25	(384,461)
USD	30,731,239	PEN	112,000,000	9/17/25	(403,926)
USD	67,615,291	PEN	245,010,767	9/17/25	(495,876)
					$(1,443,836)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	465,889	USD	546,893	UBS AG	8/8/25	$ —	$ (15,080)
USD	2,648,611	EUR	2,284,720	Citibank, N.A.	8/8/25	40,603	—
USD	1,322,796	EUR	1,141,058	Citibank, N.A.	8/8/25	20,278	—
ISK	2,234,734,000	EUR	15,291,734	Bank of America, N.A.	9/3/25	407,038	—
ISK	958,345,278	EUR	6,550,549	Bank of America, N.A.	9/4/25	181,625	—
ISK	1,295,809,310	EUR	8,854,180	Bank of America, N.A.	9/5/25	247,520	—
ISK	466,780,210	EUR	3,201,291	Citibank, N.A.	9/16/25	69,361	—
AUD	151,600,000	USD	98,960,842	Goldman Sachs International	9/17/25	—	(1,456,926)
AUD	5,500,000	USD	3,596,348	Standard Chartered Bank	9/17/25	—	(58,937)
CNH	166,300,000	USD	23,277,363	Bank of America, N.A.	9/17/25	—	(136,199)
CNH	86,076,000	USD	12,080,266	BNP Paribas	9/17/25	—	(102,521)
CNH	256,000,000	USD	35,907,146	Citibank, N.A.	9/17/25	—	(283,947)
CNH	253,000,000	USD	35,492,831	Goldman Sachs International	9/17/25	—	(287,091)
CNH	132,321,877	USD	18,561,254	Standard Chartered Bank	9/17/25	—	(148,251)
CNH	128,357,000	USD	18,011,428	Standard Chartered Bank	9/17/25	—	(150,150)

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	104,338	USD	120,697	JPMorgan Chase Bank, N.A.	9/17/25	$ —	$ (1,279)
JPY	1,633,900,000	USD	11,524,738	Barclays Bank PLC	9/17/25	—	(636,678)
JPY	12,578,000,000	USD	88,826,304	Deutsche Bank AG	9/17/25	—	(5,008,436)
JPY	486,000,000	USD	3,432,635	Goldman Sachs International	9/17/25	—	(194,005)
JPY	7,360,477,310	USD	51,029,235	Goldman Sachs International	9/17/25	—	(1,980,140)
MXN	18,200,492	USD	945,760	Standard Chartered Bank	9/17/25	14,471	—
USD	6,537,236	CAD	8,888,742	Citibank, N.A.	9/17/25	107,412	—
USD	39,950	CAD	54,320	Citibank, N.A.	9/17/25	656	—
USD	54,505,611	CNH	388,654,877	Barclays Bank PLC	9/17/25	423,071	—
USD	88,894,503	CNH	633,400,000	Citibank, N.A.	9/17/25	754,914	—
USD	9,342,523	GBP	6,900,000	Standard Chartered Bank	9/17/25	226,131	—
USD	45,160,046	JPY	6,369,400,000	BNP Paribas	9/17/25	2,715,339	—
USD	50,395,381	JPY	7,444,000,000	Citibank, N.A.	9/17/25	789,704	—
USD	7,014,211	JPY	991,077,310	Citibank, N.A.	9/17/25	409,824	—
USD	23,776,005	JPY	3,512,000,000	Citibank, N.A.	9/17/25	372,574	—
USD	25,373,630	JPY	3,741,900,000	HSBC Bank USA, N.A.	9/17/25	438,181	—
USD	259,319	MXN	5,000,000	Goldman Sachs International	9/17/25	—	(4,474)
USD	28,162,001	MXN	543,000,000	Goldman Sachs International	9/17/25	—	(485,875)
USD	736,909	MXN	14,181,300	Standard Chartered Bank	9/17/25	—	(11,275)
USD	3,142,734	MXN	61,000,000	Standard Chartered Bank	9/17/25	—	(75,536)
USD	75,746,519	MXN	1,457,688,729	Standard Chartered Bank	9/17/25	—	(1,158,982)
USD	519,643	MXN	10,000,000	UBS AG	9/17/25	—	(7,943)
USD	11,781,177	MXN	228,167,239	UBS AG	9/17/25	—	(256,589)
USD	53,834,970	MXN	1,036,000,000	UBS AG	9/17/25	—	(822,857)
USD	4,850,518	SAR	18,220,000	Standard Chartered Bank	9/17/25	—	(2,233)
USD	4,759,916	ZAR	85,000,000	Bank of America, N.A.	9/17/25	107,876	—
USD	47,487,694	ZAR	847,000,000	Goldman Sachs International	9/17/25	1,131,485	—
USD	108,816,555	ZAR	1,933,979,322	UBS AG	9/17/25	2,970,097	—
ISK	13,243,188	EUR	91,667	Citibank, N.A.	9/24/25	873	—
USD	64,190,134	BRL	390,000,000	Citibank, N.A.	10/1/25	—	(4,462,130)
USD	63,760,913	BRL	390,000,000	Citibank, N.A.	10/1/25	—	(4,891,352)
USD	61,937,289	BRL	376,300,000	BNP Paribas	10/2/25	—	(4,288,080)
USD	57,914,455	BRL	371,000,000	BNP Paribas	10/2/25	—	(7,378,163)
USD	33,629,321	OMR	12,947,625	Standard Chartered Bank	10/30/25	—	(3,283)
USD	4,946,963	EUR	4,268,700	State Street Bank and Trust Company	10/31/25	47,217	—
USD	2,907,245	EUR	2,508,641	State Street Bank and Trust Company	10/31/25	27,748	—
USD	2,098,031	HKD	16,352,001	State Street Bank and Trust Company	10/31/25	35	—
USD	4,061,469	NGN	7,058,834,000	Citibank, N.A.	2/26/26	—	(123,223)
NGN	8,122,940,000	USD	4,286,512	Citibank, N.A.	2/27/26	526,006	—
USD	21,883,082	NGN	37,923,382,000	Citibank, N.A.	2/27/26	—	(585,008)
						$12,030,039	$(35,016,643)

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/7/25	COP	34,193,000	Republic of Colombia, 6.00%, 4/28/28	BNP Paribas	$ 8,168,926	$ 72,671
8/7/25	COP	14,280,000	Republic of Colombia, 6.00%, 4/28/28	BNP Paribas	3,411,583	36,924
8/28/25	COP	13,263,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,168,615	38,404
9/5/25	COP	56,172,000	Republic of Colombia, 6.00%, 4/28/28	Citibank, N.A.	13,419,849	117,437
9/5/25	COP	24,868,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	5,941,124	58,288
9/18/25	COP	13,248,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	3,165,032	18,743
9/23/25	COP	39,691,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	9,482,433	26,153
10/6/25	COP	41,020,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	9,799,940	65,660
10/6/25	COP	27,298,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	6,521,666	27,489
						$461,769
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	93	Long	9/30/25	$ 19,249,547	$ (23,408)
U.S. 5-Year Treasury Note	20,417	Long	9/30/25	2,208,545,172	7,443,250
U.S. 10-Year Treasury Note	7,468	Long	9/19/25	829,414,751	8,343,774
U.S. Long Treasury Bond	22	Long	9/19/25	2,512,125	90,984
U.S. Ultra 10-Year Treasury Note	167	Long	9/19/25	18,884,047	343,046
U.S. Ultra-Long Treasury Bond	165	Long	9/19/25	19,356,563	553,504
30 Day Federal Funds	(5,116)	Short	8/29/25	(2,039,635,241)	1,141,060
Euro-Bobl	(84)	Short	9/8/25	(11,241,591)	78,497
Japan 10-Year Bond	(295)	Short	9/12/25	(270,018,899)	1,151,586
U.S. 5-Year Treasury Note	(174)	Short	9/30/25	(18,821,906)	2,956
U.S. Ultra-Long Treasury Bond	(3,227)	Short	9/19/25	(378,567,438)	(11,169,311)
					$7,955,938

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	$(2,912,910)	$849,719	$(2,063,191)
							$(2,912,910)	$849,719	$(2,063,191)
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,918,292
								$2,918,292
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	50,356,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.24% (pays quarterly)	6/18/28	$ 33,653	$ —	$ 33,653
COP	84,799,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.25% (pays quarterly)	6/18/28	51,239	—	51,239
COP	69,237,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.26% (pays quarterly)	6/18/28	35,181	—	35,181
COP	95,177,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.28% (pays quarterly)	6/18/28	39,217	—	39,217
COP	231,656,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.29% (pays quarterly)	6/18/28	73,187	—	73,187
COP	161,413,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.29% (pays quarterly)	6/18/28	48,928	—	48,928
COP	12,019,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.32% (pays quarterly)	6/18/28	1,487	—	1,487

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	191,722,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.36% (pays quarterly)	6/18/28	$ (25,412)	$ —	$ (25,412)
COP	190,312,291	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.37% (pays quarterly)	6/18/28	(37,415)	—	(37,415)
COP	22,958,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.38% (pays quarterly)	6/18/28	(5,984)	—	(5,984)
COP	22,958,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.40% (pays quarterly)	6/18/28	(8,926)	—	(8,926)
COP	54,402,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.42% (pays quarterly)	6/18/28	(26,380)	—	(26,380)
COP	37,009,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.42% (pays quarterly)	6/18/28	(19,132)	—	(19,132)
COP	24,673,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.43% (pays quarterly)	6/18/28	(14,335)	—	(14,335)
COP	11,627,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.44% (pays quarterly)	6/18/28	(7,500)	—	(7,500)
COP	45,952,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.48% (pays quarterly)	6/18/28	(41,419)	—	(41,419)
COP	127,593,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.52% (pays quarterly)	6/18/28	(143,617)	—	(143,617)
ILS	195,250	Receives	3-month ILS TELBOR (pays annually)	4.00% (pays annually)	9/17/30	15,391	—	15,391
KRW	108,173,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.40% (pays quarterly)	6/18/30	404,742	—	404,742
MYR	157,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	9/17/30	131,599	—	131,599
MYR	255,100	Pays	3-month MYR KLIBOR (pays quarterly)	3.20% (pays quarterly)	9/17/30	215,654	—	215,654
SGD	58,500	Receives	SORA (pays semi-annually)	1.84% (pays semi-annually)	6/18/30	(346,590)	—	(346,590)
TWD	469,200	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	203,896	—	203,896
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	258,876	—	258,876
TWD	633,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	221,693	—	221,693
TWD	1,493,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	498,020	—	498,020
TWD	514,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	159,677	—	159,677
TWD	2,056,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	612,039	—	612,039

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	623,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	$ 177,544	$ —	$ 177,544
TWD	623,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	173,446	—	173,446
USD	122,220	Receives	SOFR (pays annually)	3.76% (pays annually)	4/12/55	6,456,258	—	6,456,258
ZAR	1,643,200	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	886,482	—	886,482
Total						$10,021,499	$ —	$10,021,499
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(1)	6/20/30	$ 1,094	$ (1,706)	$ (612)
Occidental Petroleum Corp.	36,570	1.00% (pays quarterly)(1)	6/20/30	(182,441)	(781,146)	(963,587)
Petroleo Brasileiro S.A.	16,567	1.00% (pays quarterly)(1)	6/20/30	407,999	(803,282)	(395,283)
Turkey	10,725	1.00% (pays quarterly)(1)	6/20/30	782,273	(950,070)	(167,797)
Total				$1,008,925	$(2,536,204)	$(1,527,279)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Pan American Energy	Barclays Bank PLC	$ 3,190	1.00% (pays quarterly)(1)	0.68%	12/20/25	$ 7,632	$ 24,416	$ 32,048
Petroleos Mexicanos	Deutsche Bank AG	5,564	4.00% (pays monthly)(1)	3.54	7/6/26	45,510	—	45,510
Petroleos Mexicanos	Deutsche Bank AG	14,667	4.20% (pays monthly)(1)	3.54	7/6/26	137,668	—	137,668
Petroleos Mexicanos	Deutsche Bank AG	3,916	4.20% (pays monthly)(1)	3.54	7/6/26	36,298	—	36,298
Petroleos Mexicanos	Goldman Sachs International	17,676	1.00% (pays quarterly)(1)	2.01	12/20/25	(48,234)	133,703	85,469
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	25,000	1.00% (pays quarterly)(1)	2.01	12/20/25	(68,220)	169,013	100,793
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	10,000	1.00% (pays quarterly)(1)	2.14	3/20/26	(59,611)	131,510	71,899

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount** (000's omitted)	Contract Annual Fixed Rate*	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Single Family Rental	Goldman Sachs International	$12,578	7.85% (pays annually)(1)	7.98%	3/18/28	$124,012	$ 18,460	$142,472
Total		$92,591				$175,055	$477,102	$652,157
*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $92,591,000.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	100,000	Return on iBoxx USD Liquid High Yield Index (pays upon termiantion)	SOFR (pays upon termination)	9/22/25	$1,544,032
UBS AG	USD	100,000	Positive return on Diversified Volatility Risk Premia Strategy (pays monthly)	Negative return on Diversified Volatility Risk Premia Strategy (pays monthly)	4/7/26	(395,847)
UBS AG	USD	49,928	Positive return on Diversified Volatility Risk Premia Strategy (pays monthly)	Negative return on Diversified Volatility Risk Premia Strategy (pays monthly)	4/7/26	(20,630)
						$1,127,555

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.63% on PLN 527,967,209 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	6/11/26/ 6/13/29	$530,212
				$530,212
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ABS	– Asset-Backed Securities
ADR	– American Depositary Receipt
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind

SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
SORA	– Singapore Overnight Rate Average
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
DOP	– Dominican Peso
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SGD	– Singapore Dollar
TWD	– New Taiwan Dollar
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand
Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2025 were $22,009,363 or 0.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Bank of Montreal	5/27/25	On Demand(1)	4.52%	USD	18,201,990	$18,350,538
Bank of Montreal	5/29/25	On Demand(1)	4.58	USD	27,240,605	27,458,938
Bank of Montreal	7/14/25	On Demand(1)	4.57	USD	9,323,250	9,344,554
MUFG Securities Americas, Inc.	2/27/25	8/8/25	4.60	USD	12,242,385	12,483,288
MUFG Securities Americas, Inc.	2/27/25	On Demand(1)	4.60	USD	52,777,872	53,816,424
MUFG Securities Americas, Inc.	5/27/25	On Demand(1)	4.60	USD	56,412,175	56,880,710
MUFG Securities Americas, Inc.	5/29/25	8/8/25	4.60	USD	24,327,541	24,523,377
Nomura International PLC	6/13/25	On Demand(1)	0.45	JPY	14,262,860,829	94,639,236
TD Securities (USA) LLC	1/6/25	On Demand(1)	4.55	USD	52,527,123	53,894,725
TD Securities (USA) LLC	5/27/25	On Demand(1)	4.60	USD	48,043,544	48,442,574
TD Securities (USA) LLC	7/14/25	On Demand(1)	4.60	USD	92,694,592	92,907,790
TD Securities (USA) LLC	7/30/25	On Demand(1)	4.60	USD	101,598,377	101,611,358
Total						$594,353,512
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2025, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days. At July 31, 2025, the underlying collateral for all open reverse repurchase agreements was comprised of Collateralized Mortgage Obligations, Sovereign Government Bonds and U.S. Government Agency Mortgage-Backed Securities having an aggregate market value of $628,369,108.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2025.

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2025, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$26,521,385
Mt. Logan Re Ltd., Series 17, Preference Shares	1/26/21	860	572,931	2,250,877
Mt. Logan Re Ltd., Series 19, Preference Shares	2/6/24	7,464	7,463,900	11,900,103
PartnerRe ILS Fund SAC Ltd.	1/2/24	34,000	34,000,000	40,232,200
Total Insurance Linked Securities			$48,695,114	$80,904,565
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$8,000,000	$ 7,880,000	$ 8,163,664
Total Preferred Stocks			$7,880,000	$8,163,664
Total Restricted Securities			$56,575,114	$89,068,229
Affiliated Investments
At July 31, 2025, the value of the Portfolio's investments in funds that may be deemed to be affiliated was $57,834,949, which represents 0.7% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$126,551,697	$3,842,283,048	$(3,910,999,796)	$ —	$ —	$57,834,949	$6,546,160	57,834,949
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

At July 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 952,173,831	$ —	$ 952,173,831
Closed-End Funds	8,264,750	—	—	8,264,750
Collateralized Mortgage Obligations	—	3,677,233,931	—	3,677,233,931
Commercial Mortgage-Backed Securities	—	383,517,122	—	383,517,122
Common Stocks	16,327,299	5,727,361*	—	22,054,660
Convertible Bonds	—	185,791,203	—	185,791,203
Convertible Preferred Stocks	7,332,074	—	—	7,332,074
Exchange-Traded Funds	57,646,030	—	—	57,646,030
Foreign Corporate Bonds	—	587,449,958	0	587,449,958
Government National Mortgage Association Participation Agreements	—	121,601,813	—	121,601,813
Insurance Linked Securities	—	—	179,411,664	179,411,664
Loan Participation Notes	—	—	145,327	145,327
Preferred Stocks	3,772,980	8,163,664	—	11,936,644
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	38,894,214	—	38,894,214
Sovereign Government Bonds	—	1,367,263,712	—	1,367,263,712
U.S. Department of Agriculture Loans	—	7,383,403	—	7,383,403
U.S. Government Agency Commercial Mortgage-Backed Securities	—	13,028,737	—	13,028,737
U.S. Government Agency Mortgage-Backed Securities	—	2,048,393,550	—	2,048,393,550
U.S. Government Guaranteed Small Business Administration Loans	—	6,217,916	—	6,217,916
Short-Term Investments:
Affiliated Fund	57,834,949	—	—	57,834,949
Sovereign Government Securities	—	21,083,780	—	21,083,780
U.S. Treasury Obligations	—	99,885,661	—	99,885,661
Purchased Interest Rate Swaptions	—	87,521	—	87,521
Purchased Credit Default Swaptions	—	4,186,591	—	4,186,591
Total Investments	$151,178,082	$9,528,083,968	$179,556,991	$9,858,819,041
Forward Foreign Currency Exchange Contracts	$ —	$ 17,927,525	$ —	$ 17,927,525
Non-Deliverable Bond Forward Contracts	—	461,769	—	461,769
Futures Contracts	19,148,657	—	—	19,148,657
Swap Contracts	—	17,233,231	—	17,233,231
Total	$170,326,739	$9,563,706,493	$179,556,991	$9,913,590,223
Liability Description
TBA Sale Commitments	$ —	$ (335,013,714)	$ —	$ (335,013,714)
Written Credit Default Swaptions	—	(614,430)	—	(614,430)
Forward Foreign Currency Exchange Contracts	—	(42,357,965)	—	(42,357,965)
Futures Contracts	(11,192,719)	—	—	(11,192,719)

Global Opportunities Portfolio
July 31, 2025
Consolidated Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ (4,364,603)	$ —	$ (4,364,603)
Total	$(11,192,719)	$ (382,350,712)	$ —	$ (393,543,431)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$128,235,686	$7,976,061	$136,211,747
Realized gains (losses)	—	(17,537)	(925,644)	(943,181)
Change in net unrealized appreciation (depreciation)	—	5,770,651	894,572	6,665,223
Cost of purchases	—	79,676,193	—	79,676,193
Proceeds from sales, including return of capital	—	(34,253,329)	(7,802,762)	(42,056,091)
Accrued discount (premium)	—	—	3,100	3,100
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of July 31, 2025	$0	$179,411,664	$145,327	$179,556,991
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2025	$ —	$10,830,437	$(828)	$10,829,609
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2025:
Type of Investment	Fair Value as of July 31, 2025	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	145,327	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.35%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
Investment Valuation - Derivatives. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates.
Non-Deliverable Bond Forward Contracts - The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.